UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                    -------------------

                          Scudder Investments VIT Funds
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Daniel O. Hirsch
                            Deutsche Asset Management
                                One South Street
                               Baltimore, MD 21202
             -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  [LOGO OMITTED]
                                                                         SCUDDER
                                                                     INVESTMENTS

Scudder VIT Small Cap Index Fund


                                                      Class A and B Shares



                                                      ANNUAL REPORT
                                                      December 31, 2003

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................... 3
              PERFORMANCE COMPARISON ...................................... 6

              SCUDDER VIT SMALL CAP INDEX FUND
                 Schedule of Investments .................................. 7
                 Statement of Assets and Liabilities ......................26
                 Statement of Operations ..................................27
                 Statements of Changes in Net Assets ......................28
                 Financial Highlights .....................................29
                 Notes to Financial Statements ............................31
                 Report of Independent Auditors ...........................35
                 Trustees and Officers of the Trust .......................36
                 Tax Information ..........................................40

                             ---------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance. Investments in small companies generally carry greater risk than is associated with large companies, such as narrower markets, limited financial resources and less liquid stock.
                             ---------------------

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEE AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048.

In the following interview, the portfolio management team discusses Scudder VIT Small Cap Index Fund's performance and market environment during the 12-month period ended December 31, 2003.

Q: HOW DID SCUDDER VIT SMALL CAP INDEX FUND PERFORM OVER 2003?

A: Scudder VIT Small Cap Index Fund generated strong absolute returns but underperformed its benchmark, the Russell 2000 Index,1 for the 12 months ended December 31, 2003. The fund produced a total return of 46.42% (Class A shares) for the annual period, as compared with 47.25% for the benchmark. The broad-based Russell 2000 Index is a group of smaller-company stocks that is not available for direct investment. (Please see pages 4 and 6 for the performance of Class B shares and more complete performance information.)

For the annual period, the small-cap equity market outperformed large caps, continuing the trend begun in 1999. With a 12-month return of 47.25%, the Russell 2000 Index significantly outperformed the Standard & Poor's 500 Index 2 return of 28.68%.

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE US EQUITY MARKETS DURING THE PAST 12 MONTHS?

A: In a welcome turnabout from the past three years, small-cap equities, like the broader equity markets, gained ground for the 12 months ended December 31, 2003. Still, the Russell 2000 Index saw divergent performance within the annual period.

During the first quarter, the Russell 2000 Index declined, as fears surrounding the likely war with Iraq heightened and economic activity slowed. During the second quarter, the Russell 2000 Index enjoyed double-digit gains. A significant number of corporate earnings announcements during the quarter met or exceeded expectations. The equity markets were additionally strengthened by a low-interest-rate environment, declining bond investment yields, a $350 billion US tax cut, an accommodative Federal Reserve Board and a declining dollar that benefited US companies doing business overseas. Finally, while the journey to democracy in Iraq was by no means at an end, the conclusion of major military operations provided the equity markets with a degree of geopolitical stability.

The Russell 2000 Index continued its advance during the second half of 2003. The US economy exhibited signs of improvement, as evidenced by the continual upward revisions to the gross domestic product growth rate. Investment by corporate America also picked up in earnest. Business spending increased sharply, with significant increases in technology spending. The US equity markets were further supported by robust corporate earnings.

Within the small-cap sector, growth-oriented stocks outperformed value-oriented stocks by a difference of approximately 2.5% for the annual period, as measured by the Russell 2000 Growth Index 3 versus the Russell 2000 Value Index.4

--------------------------------------------------------------------------------
1 'Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by the fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of approximately the 2,000 smallest companies of the Russell 3000(R) Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
2 The Standard & Poor's 500 Index is an unmanaged group of stocks generally representative of the US stock market.
3 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
Q: WHICH SECTORS AND STOCKS WITHIN THE RUSSELL 2000 INDEX WERE THE BEST AND WORST PERFORMERS?

A: Technology made the greatest contribution to the index's annual return. Consumer staples was the worst-performing sector but still generated an annual total return of 28.5%.

The best annual total returns among the Russell 2000 Index stocks came from Metrologic Instruments, Inc., a manufacturer of sophisticated imaging and scanning solutions, Epicor Software Corp., a provider of integrated enterprise software for mid-market companies, and XM Satellite Radio Holdings, Inc.--Class A, a nationwide digital satellite radio service. The worst performing individual stocks based on total return were software maker MCSi, Inc., SONICblue, Inc., a maker of electronic equipment, and Fleming Cos., Inc. The annual reconstitution of the Russell 2000 Index came at the end of June 2003, with this year's changes lower than last year's both in terms of capitalization-weighted turnover and in number of stocks involved. In total, there were 282 additions to the Russell 2000 Index and 180 deletions.

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of December 31, 2003
 (percentages are based on market value* of total investments in the Fund)
 A Fund's sector allocation is subject to change.
--------------------------------------------------------------------------------
  Financial Services .......................    21.29%
  Information Technology ...................    20.24
  Consumer Discretionary ...................    15.49
  Industrials ..............................    14.19
  Health Care ..............................    12.94
  Materials ................................     5.21
  Energy ...................................     3.66
  Utilities ................................     2.94
  Other ....................................     4.04
                                               ------
                                               100.00%
                                               ======
  *Excluding Cash Equivalents.

INVESTMENT REVIEW

-------------------------------------------------------------------------------------------------------------------
                                                    CUMULATIVE TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                        1 Year   3 Years  5 Years      Since   1 Year   3 Years  5 Years      Since
   December 31, 2003                                             Inception 1                            Inception 1
-------------------------------------------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund 2
   Class A                             46.42%      18.69%   37.11%    40.96%   46.42%    5.88%     6.52%    5.55%
   Class B                             46.05%        n/a      n/a     10.50%   46.05%      n/a       n/a    6.16%
-------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 3                  47.25%      20.00%   41.11%    42.65%   47.25%    6.27%     7.13%    5.77%
-------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core
   Funds Average 4                     44.24%      28.18%   65.71%    59.58%   44.24%    8.18%    10.07%    7.19%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Fund's inception dates are: Class A Shares: August 22, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning August 22, 1997 for the Russell 2000 Index and August 31, 1997 for the Lipper Small Cap Core Funds Average.
2 ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE AND IS NO GUARANTEE
  OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEE AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Total return is based on net change in net asset value, assuming the reinvestment of all distributions.
3 'Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of approximately the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
Q: WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

A: As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small-cap stock market.

--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2003
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.
--------------------------------------------------------------------------------
Health Care, Inc. .........................      0.22%
AMR Corp. .................................      0.21
The South Financial Group, Inc. ...........      0.20
UCBH Holdings, Inc. .......................      0.20
Louisiana-Pacific Corp. ...................      0.20
Sybase, Inc. ..............................      0.19
Energen Corp. .............................      0.18
Gen-Probe, Inc. ...........................      0.18
RF Micro Devices, Inc. ....................      0.18
Titan Corp. ...............................      0.18

Information concerning portfolio holdings of the Fund as of a month end is available upon request no earlier than 15 days after the month end.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON1

Scudder VIT Small Cap Index Fund--Class A Shares and Russell 2000 Index Growth of a $10,000 Investment (Since Inception) 2

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
                              Scudder VIT
                          Small Cap Index                 Russell 2000 Index
8/22/97                            10,000                             10,000
8/31/97                            10,160                             10,000
9/30/97                            10,870                             10,732
10/31/97                           10,430                             10,260
11/30/97                           10,350                             10,194
12/31/97                           10,510                             10,373
1/31/98                            10,320                             10,209
2/28/98                            11,070                             10,964
3/31/98                            11,510                             11,416
4/30/98                            11,540                             11,479
5/31/98                            10,940                             10,861
6/30/98                            10,960                             10,884
7/31/98                            10,110                             10,003
8/31/98                             8,190                              8,060
9/30/98                             8,830                              8,691
10/31/98                            9,210                              9,046
11/30/98                            9,690                              9,519
12/31/98                           10,281                             10,109
1/31/99                            10,383                             10,243
2/28/99                             9,545                              9,413
3/31/99                             9,678                              9,560
4/30/99                            10,516                             10,417
5/31/99                            10,679                             10,569
6/30/99                            11,088                             11,047
7/31/99                            10,853                             10,744
8/31/99                            10,475                             10,346
9/30/99                            10,444                             10,348
10/31/99                           10,495                             10,390
11/30/99                           11,119                             11,011
12/31/99                           12,354                             12,257
1/31/00                            12,141                             12,060
2/29/00                            14,099                             14,052
3/31/00                            13,184                             13,126
4/30/00                            12,375                             12,336
5/31/00                            11,641                             11,617
6/30/00                            12,641                             12,629
7/31/00                            12,226                             12,223
8/31/00                            13,152                             13,156
9/30/00                            12,769                             12,769
10/31/00                           12,194                             12,199
11/30/00                           10,949                             10,947
12/31/00                           11,876                             11,887
1/31/01                            12,464                             12,506
2/28/01                            11,651                             11,685
3/31/01                            11,073                             11,114
4/30/01                            11,929                             11,983
5/31/01                            12,218                             12,278
6/30/01                            12,624                             12,702
7/31/01                            11,983                             12,014
8/31/01                            11,587                             11,626
9/30/01                            10,025                             10,061
10/31/01                           10,592                             10,650
11/30/01                           11,416                             11,474
12/31/01                           12,121                             12,182
1/31/02                            11,986                             12,056
2/28/02                            11,658                             11,725
3/31/02                            12,585                             12,668
4/30/02                            12,686                             12,783
5/31/02                            12,133                             12,216
6/30/02                            11,523                             11,610
7/31/02                             9,794                              9,856
8/31/02                             9,772                              9,831
9/30/02                             9,060                              9,125
10/31/02                            9,354                              9,418
11/30/02                           10,178                             10,258
12/31/02                            9,627                              9,687
1/31/03                             9,354                              9,419
2/28/03                             9,069                              9,134
3/31/03                             9,183                              9,252
4/30/03                            10,054                             10,129
5/31/03                            11,090                             11,216
6/30/03                            11,309                             11,419
7/31/03                            12,012                             12,134
8/30/03                            12,553                             12,690
9/30/03                            12,323                             12,455
10/31/03                           13,348                             13,501
11/30/03                           13,808                             13,980
12/31/03                           14,096                             14,264

                                                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                     1 Year     3 Years     5 Years       Since
   December 31, 2003                                                 Inception 2
--------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund--
     Class A Shares                   46.42%      5.88%      6.52%      5.55%
--------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                            1 Year        Since
   December 31, 2003                                                Inception 4

 Scudder VIT Small Cap Index Fund--Class B Shares           46.05%      6.16%
--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. Returns are net of the Fund's management fee and other operating expenses.
2 Class A Shares commenced operations on August 22, 1997.
3 The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.
4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for B
  Shares from inception through December 31, 2003: $11,064.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
              COMMON STOCKS--97.34%
      1,200   1-800 Contacts, Inc. 1 .... $     25,200
      7,900   1-800-FLOWERS.COM, Inc. 1 .       87,374
      6,100   21st Century Insurance Group      83,875
      5,700   4Kids Entertainment, Inc. 1      148,314
      8,100   7-Eleven, Inc. 1 ..........      130,005
      5,300   A.C. Moore Arts & Crafts,
               Inc. 1 ...................      102,078
      6,460   A.O. Smith Corp. ..........      226,423
      3,500   A.S.V., Inc. 1 ............      130,760
      4,150   aaiPharma, Inc. 1 .........      104,248
      2,100   Aaon, Inc. 1 ..............       40,761
     10,050   AAR Corp. 1 ...............      150,247
      7,800   Aaron Rents, Inc. .........      157,014
      1,700   ABC Bancorp ...............       27,149
     30,600   Abgenix, Inc. 1 ...........      381,276
      6,100   Able Laboratories, Inc. 1 .      110,227
     14,300   ABM Industries, Inc. ......      248,963
      2,900   Acadia Realty Trust, REIT .       36,250
      3,700   Accredited Home Lenders
               Holding Co. 1 ............      113,220
     16,600   Accredo Health, Inc. 1 ....      524,726
      5,000   Aceto Corp. ...............      127,700
      2,200   Acme Communications, Inc. 1       19,338
      7,968   Actel Corp. ...............      192,029
      7,300   Action Performance Cos., Inc.    143,080
     15,200   ActivCard Corp. 1 .........      119,776
     30,400   Activision, Inc. 1 ........      553,280
      7,000   Actuant Corp. 1 ...........      253,400
     15,531   Acuity Brands, Inc. .......      400,700
     36,400   Adaptec, Inc. 1 ...........      321,412
      7,700   Administaff, Inc. 1 .......      133,826
     12,800   Adolor Corp. 1 ............      256,256
     21,322   Advanced Digital Information
               Corp. 1 ..................      298,508
      6,506   Advanced Energy Industries 1     169,481
      3,650   Advanced Marketing Services       41,610
      9,400   Advanced Medical Optics, Inc. 1  184,710
      6,100   Advanced Neuromodulation
               Systems, Inc. 1 ..........      280,478
      6,200   Advanta Corp.--Class B ....       78,864
     12,300   Advent Software, Inc. 1 ...      214,389
      4,000   Advisory Board Co. 1 ......      139,640
     10,250   ADVO, Inc. ................      325,540
     19,450   Aeroflex, Inc. 1 ..........      227,370
      6,600   Aeropostale, Inc. 1 .......      180,972
     15,200   Aether Systems, Inc. 1 ....       72,200
      7,800   Affiliated Managers Group,
               Inc. 1,2 .................      542,802
      5,500   Aftermarket Technology Corp. 1    75,460
     16,900   Agile Software Corp. 1 ....      167,310
     11,768   Agilysys, Inc. ............      131,213
      1,300   AgriBioTech, Inc. 1 .......            0
     26,300   AirTran Holdings, Inc. 1 ..      312,970
     40,900   AK Steel Holding Corp. 1 ..      208,590

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     36,200   Akamai Technologies,
               Inc. 1 ................... $    389,150
      9,600   Aksys Ltd. 1,2 ............       84,768
      4,100   Alabama National Bancorp ..      215,455
      6,000   ALARIS Medical, Inc. 1 ....       91,260
      7,800   Alaska Air Group, Inc. 1 ..      212,862
      8,552   Albany International Corp.--
               Class A ..................      289,913
     10,800   Albany Molecular Research,
               Inc. 1 ...................      162,216
     12,300   Albemarle Corp. ...........      368,631
     15,400   Alderwoods Group, Inc. 1 ..      145,068
     17,607   Alexander & Baldwin .......      593,180
        800   Alexander's, Inc. 1 .......       99,728
      7,100   Alexandria Real Estate
               Equities, Inc. ...........      411,090
      7,735   Alexion Pharmaceuticals,
               Inc. 1 ...................      131,650
      9,800   ALFA Corp. ................      126,028
      1,000   Alico, Inc. ...............       34,760
     15,200   Align Technology, Inc. 1 ..      251,104
     22,100   Alkermes, Inc. 1 ..........      298,350
     43,100   Allegheny Energy, Inc. 1 ..      549,956
     32,700   Allegheny Technologies, Inc.     432,294
      6,600   Allegiant Bancorp, Inc. ...      185,130
     17,000   Alliance Gaming Corp. 1 ...      419,050
      1,700   Alliance Imaging, Inc. 1 ..        6,290
      9,319   Alliance Semiconductor Corp. 1    66,258
     18,400   Allmerica Financial Corp. 1      566,168
     17,500   Alloy Online, Inc. 1 ......       91,175
      9,100   Allscripts Healthcare
               Solution, Inc. 1 .........       48,412
     12,890   Alpharma, Inc.--Class A ...      259,089
     15,000   Alteon, Inc. 1 ............       23,550
      3,900   Altiris, Inc. 1 ...........      142,272
     12,200   AMC Entertainment, Inc. 1 .      185,562
      8,550   AMCOL International Corp. .      173,565
     10,213   AMCORE Financial, Inc. ....      275,955
     11,400   America West Holdings Corp.--
               Class B 1,2 ..............      141,360
      2,200   America's Car-Mart, Inc. 1        59,224
     17,900   American Eagle Outfitters,
                Inc. 1 ..................      293,560
     21,000   American Greetings Corp.--
                Class A 1 ...............      459,270
      8,700   American Healthways, Inc. 1      207,669
      8,735   American Home Mortgage
                Investment Corp., REIT ..      196,625
      4,660   American Italian Pasta Co.--
               Class A 1 ................      195,254
     16,700   American Management Systems,
               Inc. 1 ...................      251,669
      5,000   American Medical Security
               Group, Inc. 1 ............      112,100
      8,300   American Medical Systems
               Holdings, Inc. 1 .........      180,940
      4,100   American Mortgage Acceptance
               Co. ......................       66,830
        600   American National Bankshares,
               Inc. .....................       15,888
      4,800   American Physicians Capital,
               Inc. 1 ...................       88,320
      4,100   American States Water Co. .      102,500
      2,400   American Woodmark Corp. ...      132,120

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      1,900   AmericanWest BanCorp. 1 ... $     43,320
      8,000   AMERIGROUP Corp. 1 ........      341,200
      4,600   Ameristar Casinos, Inc. 1 .      112,562
      3,100   Ameron International, Inc.       107,539
     16,200   AmerUs Group Co. ..........      566,514
      7,700   Amli Residential Properties
               Trust ....................      206,360
      5,300   AMN Healthcare Services,
               Inc. 1 ...................       90,948
     55,400   AMR Corp. 1,2 .............      717,430
      6,800   AmSurg Corp.--Class A 1 ...      257,652
      4,100   Analogic Corp. ............      168,100
      9,170   Anaren Microwave, Inc. 1 ..      129,480
      8,400   Anchor Bancorp Wisconsin, Inc.   209,160
     51,715   Andrew Corp. 1 ............      595,240
      4,400   Angelica Corp. ............       96,800
     11,600   Anixter International, Inc. 1    300,208
     15,490   AnnTaylor Stores Corp. 1 ..      604,110
      5,800   ANSYS, Inc. 1 .............      230,260
      6,100   Anteon International Corp. 1     219,905
     20,900   Anthracite Capital, Inc. ..      231,363
      8,100   Antigenics, Inc.1,2 .......       91,692
     11,800   Anworth Mortgage Asset Corp.,
               REIT .....................      164,374
      8,002   APAC Customer Services, Inc. 1    20,805
     12,535   Aphton Corp. 1,2 ..........       75,210
      9,400   Apogee Enterprises, Inc. ..      106,690
     24,900   Applera Corp.--Celera
               Genomics Group1 ..........      346,359
      8,400   Applica, Inc. .............       63,840
      4,800   Applied Films Corp. 1 .....      158,496
      7,200   Applied Industrial
               Technologies, Inc. .......      171,792
      5,100   Applied Signal Technology, Inc.  117,351
     15,200   aQuantive, Inc. 1 .........      155,800
     61,600   Aquila, Inc. 1 ............      208,824
     12,300   Arbitron, Inc. 1 ..........      513,156
      5,988   Arch Chemicals, Inc. ......      153,652
     16,300   Arch Coal, Inc. ...........      508,071
      4,300   Arctic Cat, Inc. ..........      106,210
        200   Arden Group, Inc.--Class A        15,500
      5,800   Arena Pharmaceuticals, Inc. 1     35,960
     10,400   Argonaut Group, Inc. 1 ....      161,616
      7,131   Argosy Gaming Co.1 ........      185,335
     15,700   ARIAD Pharmaceuticals, Inc. 1    116,965
     92,700   Ariba, Inc. 1 .............      278,100
      9,489   Arkansas Best Corp. .......      297,860
      8,041   Armor Holdings, Inc. 1 ....      211,559
     18,400   Arris Group, Inc. 1 .......      133,216
      3,670   Arrow Financial Corp. .....      101,916
      7,200   Arrow International, Inc. .      179,856
     12,907   Artesyn Technologies, Inc. 1     109,968
      6,700   ArthroCare Corp. 1 ........      164,150
      6,900   Artisan Components, Inc. 1       141,450
      3,000   Asbury Automative Group, Inc. 1   53,730
     22,900   Ascential Software Corp. 1       593,797
     14,500   AsiaInfo Holdings, Inc. 1 .       96,860

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     12,700   Ask Jeeves, Inc. 1 ........ $    230,124
     11,500   Aspect Communications
               Corp. 1 ..................      181,240
     15,096   Aspen Technologies, Inc. 1       154,885
      8,300   Associated Estates Realty
               Corp. ....................       60,673
      5,660   Astec Industries, Inc. 1 ..       69,448
     15,800   Asyst Technologies, Inc. 1       274,130
     12,500   At Road, Inc. 1 ...........      166,250
      5,740   Atari, Inc. 1 .............       24,108
     14,000   AtheroGenics, Inc. 1 ......      209,300
     16,154   Atlantic Coast Airlines
               Holdings, Inc. 1 .........      159,925
     11,506   ATMI, Inc. 1 ..............      266,249
     20,460   Atmos Energy Corp. ........      497,178
      8,000   Atrix Laboratories, Inc. 1       192,320
      3,900   Atwood Oceanics, Inc. 1 ...      124,566
      7,100   Audiovox Corp.--Class A 1 .       91,164
     15,200   Autobytel, Inc. 1 .........      138,016
     19,700   Avanex Corp. 1 ............       98,303
     26,500   AVANT Immunotherapeutics,
               Inc. 1 ...................       72,610
      1,100   Avatar Holding, Inc. 1 ....       40,634
     13,700   AVI BioPharma, Inc. 1 .....       55,759
     12,600   Aviall, Inc. 1 ............      195,426
     10,400   Avid Technology, Inc. 1 ...      499,200
     18,571   Avista Corp. ..............      336,507
     33,800   Axcelis Technologies, Inc. 1     345,436
     10,860   Aztar Corp. 1 .............      244,350
     10,633   Baldor Electric Co. .......      242,964
      2,525   Baldwin & Lyons, Inc.--
               Class B ..................       70,851
     13,682   Bally Total Fitness Holding
               Corp. 1 ..................       95,774
        600   BancFirst Corp. ...........       35,221
      4,600   Bandag, Inc. ..............      189,520
     19,041   Bank Mutual Corp. .........      216,877
      3,412   Bank of Granite Corp. .....       74,313
      4,800   Bank of the Ozarks, Inc. ..      108,048
     11,200   Bank United Financial Corp.--
               Class A 1 ................      288,848
     18,500   BankAtlantic Bancorp, Inc.--
               Class A ..................      351,500
      4,000   Bankrate, Inc. 1 ..........       49,520
      4,300   Banner Corp. ..............      108,145
      9,400   Banta Corp. ...............      380,700
      5,100   Barnes Group, Inc. ........      164,781
      6,875   Barra, Inc. ...............      243,994
      3,000   Bassett Furniture Industries,
               Inc. .....................       49,500
     18,153   Bay View Capital Corp. 1 ..       38,847
      1,200   Beasley Broadcast Group, Inc.--
               Class A 1 ................       19,716
      4,398   Beazer Homes USA, Inc. ....      429,509
      2,061   bebe stores, Inc. 1 .......       53,565
      5,800   Bedford Property Investors       166,054
      3,400   BEI Technologies, Inc. ....       68,000
      2,735   Bel Fuse, Inc.--Class B ...       89,243
      8,733   Belden, Inc. ..............      184,179
     12,799   Benchmark Stock Electronics,
               Inc. 1 ...................      445,533
      6,100   Bentley Pharmaceuticals,
               Inc. 1 ...................       81,130

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      2,600   Berkshire Hills Bancorp,
               Inc. ..................... $     94,120
      3,800   Berry Petroleum--Class A ..       76,950
     31,077   Beverly Enterprises,
               Inc. 1 ...................      266,951
      5,400   Big 5 Sporting Goods
               Corp. 1 ..................      113,130
      8,800   BioLase Technology,
               Inc. 1,2 .................      146,080
     24,728   BioMarin Pharmaceutical,
              Inc. 1 ....................      192,112
     20,596   Biopure Corp. 1,2 .........       49,018
      2,600   BioReliance Corp. 1 .......      124,332
      3,715   Biosite Diagnostics, Inc. 1,2    107,549
     24,100   BJ's Wholesale Club, Inc. 1      553,336
      5,274   Black Box Corp. ...........      242,973
     11,000   Black Hills Corp. .........      328,130
      3,000   Blair Corp. ...............       73,020
      6,600   Blue Rhino Corp. 1 ........       91,674
     13,942   Bob Evans Farms, Inc. .....      452,557
      7,300   Boca Resorts, Inc.--Class A 1    109,208
     11,400   Bombay Co., Inc. 1 ........       92,796
      2,100   Bone Care International,
               Inc. 1 ...................       26,754
     23,829   Borland Software Corp. 1 ..      231,856
      3,800   Boston Beer Co., Inc.--
               Class A 1 ................       68,932
      9,500   Boston Communications Group,
               Inc. 1 ...................       88,255
      8,400   Boston Private Financial
               Holdings, Inc. ...........      208,656
     10,400   Bowne & Co., Inc. .........      141,024
      9,900   Boyd Gaming Corp. .........      159,786
      6,503   Boyds Collection Ltd. 1 ...       27,638
      6,500   Boykin Lodging Co. ........       59,475
      3,800   Bradley Pharmaceuticals,
               Inc. 1 ...................       96,634
      5,600   Brady (W.H.) Co. ..........      228,200
     11,100   Brandywine Realty Trust, REIT    297,147
      7,322   Briggs & Stratton Corp. ...      493,503
      4,800   Bright Horizon Family
               Solutions, Inc. 1 ........      201,600
     18,500   Brink's Co. (The) .........      418,285
     11,300   BroadVision, Inc. 1 .......       48,138
      5,200   Brookfield Homes Corp. ....      134,004
     22,935   Brookline Bancorp, Inc. ...      351,823
     12,627   Brooks Automation, Inc. 1 .      305,195
      5,100   Brookstone, Inc. 1 ........      108,681
     15,000   Brown (Tom), Inc. 1 .......      483,750
      5,700   Brown Shoe Co., Inc. ......      216,201
      4,700   Bruker BioSciences Corp. 1        21,385
      5,500   Brush Engineered Materials,
               Inc. 1 ...................       84,205
      1,100   Bryn Mawr Bank Corp. ......       26,939
      3,850   BSB Bancorp, Inc. .........      152,075
      7,700   Buckeye Technologies, Inc. 1      77,385
      1,500   Buckle, Inc. ..............       33,225
      6,000   Building Materials Holding
               Corp. ....................       93,180
      5,300   Burlington Coat Factory
               Warehouse Corp. ..........      112,148
      7,520   C&D Technologies, Inc. ....      144,158
        500   C&F Financial Corp. .......       19,850
     12,366   C-COR.net Corp. 1 .........      137,634
     16,710   Cable Design Technologies 1      150,223

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      6,300   Cabot Microelectronics
               Corp. 1 .................. $    308,700
      9,800   Cabot Oil & Gas Corp.--
               Class A ..................      287,630
      9,900   CACI International, Inc.--
               Class A 1 ................      481,338
     14,146   Cal Dive International,
               Inc. 1 ...................      341,060
      8,500   Calgon Carbon Corp. .......       52,785
      8,900   California Pizza Kitchen1 .      179,157
      5,900   California Water Services Co.    161,660
     22,300   Callaway Golf Co. .........      375,755
      6,803   Cambrex Corp. .............      171,844
        900   Camco Financial Corp. .....       15,597
      1,800   Camden National Corp. .....       54,648
      4,400   Candela Corp. 1 ...........       79,992
     10,000   Capital Automotive, REIT ..      320,000
      2,475   Capital City Bank Group, Inc.    113,825
      2,400   Capital Corp. of the West 1       95,136
      3,900   Capitol Bancorp Ltd. ......      110,760
      7,251   Capstead Mortgage Corp. ...      121,672
     11,261   Caraustar Industries, Inc. 1     155,402
      4,200   Carbo Ceramics, Inc. ......      215,250
     25,800   Cardiac Science, Inc. 1 ...      102,942
     14,279   CardioDynamics International
               Corp. 1 ..................       85,246
      7,190   Carpenter Technology Corp.       212,608
      5,600   Cascade Bancorp ...........      107,856
      4,500   Cascade Corp. .............      100,350
      4,800   Cascade Natural Gas Corp. .      101,232
      6,000   Casella Waste Systems, Inc.--
               Class A 1 ................       82,140
     16,886   Casey's General Stores, Inc.     298,207
      9,400   Cash America International,
               Inc. .....................      199,092
     15,200   Casual Male Retail Group,
               Inc. 1 ...................      105,488
     12,700   Catalina Marketing Corp. 1       256,032
      1,800   Catapult Communications
               Corp. 1 ..................       26,100
      7,918   Cathay Bancorp, Inc. ......      440,874
      7,200   Cato Corp.--Class A .......      147,600
      1,820   CB Bancshares, Inc. .......      114,614
      1,900   CCBT Financial Cos., Inc. .       66,405
      5,100   CCC Information Services
               Group, Inc. 1 ............       86,190
      5,000   CDI Corp. .................      163,750
      7,900   CEC Entertainment, Inc. 1 .      374,381
     13,400   Cell Genesys, Inc. 1 ......      173,396
     14,150   Cell Therapeutics, Inc. 1,2      123,105
      2,600   CellNet Data Systems, Inc. 1          --
      7,050   Centene Corp. 1 ...........      197,470
      1,100   Centennial Communications
               Corp. 1 ..................        5,786
      1,500   Center Bancorp, Inc. ......       29,490
      2,400   Center Financial Corp. ....       65,400
      2,800   Centex Construction
               Products, Inc. ...........      168,756
     15,500   Centillium Communications,
               Inc. 1 ...................       87,265
      1,300   Central Coast Bancorp 1 ...       23,582
      2,800   Central European Distribution
               Corp. 1 ..................       88,480
      6,600   Central Garden & Pet Co. 1       184,998
      6,300   Central Pacific Financial
               Corp. ....................      189,252


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      6,250   Central Parking Corp. .....  $    93,312
      2,900   Central Vermont Public
               Service Corp. ............       68,150
      5,300   Century Aluminum Co. 1 ....      100,753
     22,228   Century Business Services,
               Inc. 1 ...................       99,359
     14,100   Cepheid, Inc. 1 ...........      135,078
      3,900   Ceradyne, Inc. 1 ..........      132,834
      9,800   Cerner Corp. 1 ............      370,930
      6,861   Cerus Corp. 1 .............       31,149
      6,900   CEVA, Inc. 1 ..............       71,760
      3,700   CFS Bancorp, Inc. .........       54,908
      5,400   CH Energy Group, Inc. .....      253,260
     17,400   Champion Enterprises, Inc. 1     121,800
      3,300   Charles River Associates,
               Inc. 1 ...................      105,567
      5,200   Charlotte Russe Holding,
               Inc. 1 ...................       72,072
     39,000   Charming Shoppes, Inc. 1 ..      210,600
     90,200   Charter Communications,
               Inc.-- Class A 1 .........      362,604
        300   Charter Financial Corp. ...       11,181
     18,600   Charter Municipal Mortgage
               Acceptance Co. ...........      393,018
      6,200   Chattem, Inc. 1 ...........      110,980
     11,700   Checkpoint Systems, Inc. 1       221,247
      9,109   Chemical Financial Corp. ..      331,477
      1,200   Cherokee, Inc. ............       27,288
      4,033   Chesapeake Corp. ..........      106,794
        700   Chesapeake Utilities Corp.        18,235
      4,800   Chicago Pizza & Brewery,
               Inc. 1 ...................       71,616
      5,600   Children's Place 1 ........      149,688
     15,800   Chippac, Inc. 1 ...........      119,922
     11,400   Chiquita Brands International,
               Inc. 1 ...................      256,842
     12,981   Chittenden Corp. ..........      436,681
      7,647   Choice Hotels Corp., Inc. 1      269,557
      3,000   Cholestech Corp. 1 ........       22,890
     12,075   Christopher & Banks Corp. .      235,825
      6,000   Chronimed, Inc. 1 .........       50,880
      1,819   Churchill Downs, Inc. .....       65,850
     16,647   CIBER, Inc. 1 .............      144,163
      4,600   CIMA Labs, Inc. 1 .........      150,052
     16,000   Cimarex Energy Co. 1 ......      427,040
     70,500   Cincinnati Bell, Inc. 1 ...      356,025
      9,200   Ciphergen Biosystems, Inc. 1     103,408
      3,200   CIRCOR International, Inc.        77,120
     23,300   Cirrus Logic, Inc. 1 ......      178,711
     18,500   Citizens Banking Corp. ....      605,320
      3,300   Citizens First Bancorp, Inc.      75,240
      4,400   Citizens South Banking Corp.      61,380
      8,477   Citizens, Inc. 1 ..........       79,937
      6,600   City Holdings Co. .........      231,000
      2,674   CityBank Lynwood ..........       86,905
     16,700   CKE Restaurants, Inc. 1 ...      106,713
      9,650   Clarcor, Inc. .............      425,565
      4,600   Clark, Inc. 1 .............       88,504

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      1,800   Clayton Williams Energy,
               Inc. 1 ................... $     52,326
      5,200   Clean Harbors, Inc. 1 .....       46,332
     17,960   Cleco Corp. ...............      322,921
      4,000   Cleveland-Cliffs, Inc. 1 ..      203,800
      2,800   Closure Medical Corp. 1 ...       95,004
    126,700   CMGI, Inc. 1 ..............      225,526
     52,200   CMS Energy Corp. 1 ........      444,744
      3,500   CNA Surety Corp. 1 ........       33,285
        600   CNB Financial Corp. .......       25,248
     34,600   CNET Networks, Inc. 1 .....      235,972
      6,100   Coachmen Industries, Inc. .      110,471
      3,200   Coastal Bancorp, Inc. .....      131,552
      2,230   Coastal Financial Corp. ...       39,337
      1,300   CoBiz, Inc. ...............       23,946
      1,800   Coca Cola Bottling
               Consolidated .............       96,282
     73,200   Coeur d'Alene Mines Corp. 1      423,096
     12,500   Cognex Corp. ..............      353,000
     12,274   Coherent, Inc. 1 ..........      292,121
      8,483   Cohu, Inc. ................      162,449
      9,928   Coinstar, Inc. 1 ..........      179,300
      4,500   Coldwater Creek, Inc. 1 ...       49,500
      4,900   Cole National Corp. 1 .....       98,000
      4,900   CollaGenex Pharmaceuticals,
               Inc. 1 ...................       54,929
     14,032   Collins & Aikman Corp. 1 ..       60,759
      7,200   Colonial Properties Trust .      285,120
        900   Columbia Bancorp ..........       28,755
      6,270   Columbia Banking System, Inc.    135,808
     13,600   Columbia Laboratories,
               Inc. 1 ...................       85,680
      7,300   Commerce Group, Inc. ......      288,350
      3,750   Commercial Capital Bancorp.,
               Inc. 1 ...................       80,287
     14,853   Commercial Federal Corp. ..      396,724
      8,100   Commercial Metals Co. .....      246,240
     16,400   Commercial Net Lease Realty      291,920
      8,716   Commonwealth Telephone
               Enterprises, Inc. 1 ......      329,029
     17,500   CommScope, Inc. 1 .........      285,775
      4,800   Community Bank System, Inc.      235,200
      3,723   Community Banks, Inc. .....      146,351
     16,341   Community First Bankshares,
               Inc. .....................      472,909
      3,863   Community Trust Bancorp, Inc.    116,663
     10,700   CompuCom Systems, Inc. 1 ..       56,068
      5,393   CompuCredit Corp. 1 .......      114,763
     10,600   Computer Horizons Corp. 1 .       41,658
     12,900   Computer Network Technology
               Corp. 1 ..................      123,066
      3,100   Computer Programs and System,
               Inc. .....................       62,372
     10,424   Comstock Resource, Inc. 1 .      201,183
      4,600   Comtech Telecommunications
               Corp. 1 ..................      132,802
      7,300   Conceptus, Inc. 1,2 .......       77,526
     10,500   Concord Camera Corp. 1 ....       97,125
      7,400   Concord Communications,
               Inc. 1 ...................      147,778
      9,300   Concur Technologies, Inc. 1       90,024
     24,804   Concurrent Computer Corp. 1      108,393

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     94,000   Conexant Systems,
               Inc. 1,2 ................. $    467,180
     11,361   CONMED Corp. 1 ............      270,392
      4,600   Connecticut Bancshares, Inc.     237,084
      1,750   Connecticut Water Service,
               Inc. .....................       48,387
     12,411   Connetics Corp. 1 .........      225,384
      4,200   Consolidated Graphics,
               Inc. 1 ...................      132,636
      1,200   Consolidated-Tomoka Land Co.      39,240
     22,800   Continental Airlines, Inc.--
               Class B 1,2 ..............      370,956
     10,600   Cooper Cos., Inc. .........      499,578
     26,600   Cooper Tire & Rubber Co. ..      568,708
     27,500   Copart, Inc. 1 ............      453,750
     20,706   Corixa Corp. 1 ............      125,064
     11,925   Corn Products International,
               Inc. .....................      410,816
      6,600   Cornell Cos., Inc. 1 ......       90,090
     16,400   Cornerstone Realty Income
               Trust, Inc. ..............      143,664
      8,400   Corporate Office Properties
               Trust, REIT ..............      176,400
      4,400   Correctional Properties
               Trust, REIT ..............      126,720
     11,893   Corrections Corp. of America,
               REIT 1 ...................      342,875
      6,600   Corus Bankshares, Inc. ....      208,296
      1,600   Corvel Corp. 1 ............       60,160
     93,100   Corvis Corp. 1 ............      158,270
      7,201   Cost Plus, Inc. 1 .........      295,241
      5,700   CoStar Group, Inc. 1 ......      237,576
      1,200   Courier Corp. .............       46,165
     21,200   Covance, Inc. 1 ...........      568,160
      3,600   Covenant Transport, Inc.--
               Class A 1 ................       68,436
      3,388   CPI Corp. .................       68,471
      6,500   Crawford & Co.--Class B ...       45,890
     23,300   Cray, Inc. 1 ..............      231,369
     21,780   Credence Systems Corp. 1 ..      286,625
      3,400   Credit Acceptance Corp. 1 .       52,020
      2,800   CRIIMI MAE, Inc. 1 ........       29,204
     44,133   Crompton Corp. ............      316,434
     10,000   Cross Country Healthcare,
               Inc. 1 ...................      149,200
     57,200   Crown Holdings, Inc. 1 ....      518,232
      6,700   Crown Media Holdings, Inc.--
               Class A 1 ................       55,409
      7,050   CryoLife, Inc. 1 ..........       40,749
     17,300   CSG Systems International,
               Inc. 1 ...................      216,077
     10,960   CSK Auto Corp. 1 ..........      205,719
      1,050   CSS Industries, Inc. ......       32,560
      6,100   CT Communications, Inc. ...       82,350
      9,900   CTI Molecular Imaging, Inc. 1    167,409
     10,790   CTS Corp. .................      124,085
      5,500   Cubic Corp. ...............      126,500
     12,957   Cubist Pharmaceuticals,
               Inc. 1 ...................      157,557
     15,100   Cumulus Media, Inc.--
               Class A 1 ................      332,200
      6,000   CUNO, Inc. 1 ..............      270,180
     17,100   CuraGen Corp. 1 ...........      125,343
      6,300   Curative Health Services,
               Inc. 1 ...................       86,940
      6,600   Curtiss-Wright Corp. ......      297,066

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      9,422   CV Therapeutics, Inc. 1 ... $    138,127
     14,127   CVB Financial Corp. .......      272,516
      5,000   CyberGuard Corp. 1 ........       43,600
      6,551   Cyberonics, Inc. 1 ........      209,698
     12,000   Cymer, Inc. 1 .............      554,280
     38,900   Cytyc Corp. 1 .............      535,264
      3,700   D&E Communications, Inc. ..       53,687
      5,800   D&K Healthcare Resources,
               Inc. .....................       78,648
     14,900   Dade Behring Holdings, Inc. 1    532,526
      6,900   Daktronics, Inc. 1 ........      173,604
     24,100   Darling International, Inc. 1     66,516
      3,706   Datascope Corp. ...........      132,860
      6,174   Datastream Systems, Inc. 1        48,466
      5,600   Dave & Buster's, Inc. 1 ...       71,008
      1,200   Deb Shops, Inc. ...........       25,800
     17,200   Decode Genetics, Inc. 1 ...      140,868
        840   Del Laboratories, Inc. 1 ..       21,000
      9,954   Delphi Financial Group, Inc.--
               Class A ..................      358,344
     12,268   Delta and Pine Land Co. ...      311,607
      2,500   Deltic Timber Corp. .......       76,000
     14,200   Denbury Resources, Inc. 1 .      197,522
      4,600   Dendreon Corp. 1 ..........       37,076
     11,624   Dendrite International, Inc. 1   182,148
      4,900   Department 56, Inc. 1 .....       64,190
     11,400   DHB Industries, Inc. 1 ....       79,800
      7,000   Diagnostic Products Corp. .      321,370
      4,200   Dick's Sporting Goods, Inc. 1    204,372
      4,100   Digene Corp. 1 ............      164,410
      4,841   Digimarc Corp. 1 ..........       64,385
     13,500   Digital Generation Systems,
               Inc. 1 ...................       30,240
      9,822   Digital Insight Corp. 1 ...      244,568
      9,300   Digital River, Inc. 1 .....      205,530
     18,400   DigitalThink, Inc. 1 ......       51,704
      6,600   Digitas, Inc. 1 ...........       61,512
     21,500   Dillard's, Inc.--Class A ..      353,890
      8,113   Dime Community Bancorp, Inc.     249,556
     13,200   DiMon, Inc. ...............       89,100
      4,000   Diodes, Inc. 1 ............       76,000
      6,460   Dionex Corp. 1 ............      297,289
     15,600   Discovery Laboratories,
               Inc. 1 ...................      163,644
      9,900   Ditech Communications
               Corp. 1 ..................      189,090
      8,600   Diversa Corp. 1 ...........       79,550
      2,900   DJ Orthopedics, Inc. 1 ....       77,720
     11,700   Dobson Communications
               Corp.--Class A 1 .........       76,869
      7,500   Dollar Thrifty Automotive
               Group, Inc. 1 ............      194,550
      1,900   Dominion Homes, Inc. 1 ....       57,627
     12,100   Dot Hill Systems Corp. 1 ..      183,315
      5,200   DOV Pharmaceutical, Inc. 1        70,044
      2,540   Dover Downs Gaming &
               Entertainment, Inc. ......       24,028

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      3,200   Dover Motorsports, Inc. ... $     11,200
      7,800   Dress Barn, Inc. 1 ........      116,922
      3,100   Drew Industries, Inc. 1 ...       86,180
      5,200   Drexler Technology
               Corp. 1,2 ................       71,084
      2,300   Dril-Quip, Inc. 1 .........       37,490
      8,551   DRS Technologies, Inc. 1 ..      237,547
     11,100   drugstore.com, Inc. 1 .....       61,161
     11,600   DSP Group, Inc. 1 .........      288,956
     10,482   Duane Reade, Inc. 1 .......      177,355
      2,200   Ducommun, Inc. 1 ..........       49,170
      5,961   DuPont Photomasks, Inc. 1 .      143,899
      6,982   Dura Automotive Systems,
               Inc. 1 ...................       89,160
      1,900   Duratek, Inc. 1 ...........       24,776
     14,000   Durect Corp. 1,2 ..........       36,120
     16,566   Dycom Industries, Inc. 1 ..      444,300
      2,800   Dynacq Healthcare, Inc. 1,2       21,504
     23,800   E-LOAN, Inc. 1 ............       70,924
     21,600   E.piphany, Inc. 1 .........      155,736
     40,700   EarthLink, Inc. 1 .........      407,000
      9,835   East West Bancorp, Inc. ...      527,943
      1,000   Eastern Virginia Bankshares,
               Inc. .....................       28,831
      7,800   EastGroup Properties, Inc.       252,564
      9,000   Echelon Corp. 1 ...........      100,260
     14,906   Eclipsys Corp. 1 ..........      173,506
      4,500   eCollege.com, Inc. 1 ......       83,070
      6,700   EDO Corp. .................      165,155
     17,600   eFunds Corp. 1 ............      305,360
     11,629   EGL, Inc. 1 ...............      204,205
     19,700   El Paso Electric Co. 1 ....      262,995
      4,600   Electro Rent Corp. 1 ......       61,364
     10,856   Electro Scientific Industries,
               Inc. 1 ...................      258,373
      4,200   Electronics Boutique Holdings
               Corp. 1 ..................       96,138
     15,100   Electronics for Imaging,
               Inc. 1 ...................      392,902
      6,200   Elizabeth Arden, Inc. 1 ...      123,504
      7,460   Elkcorp ...................      199,182
      6,800   Embarcadero Technologies,
               Inc. 1 ...................      108,460
      4,500   EMCOR Group, Inc. 1 .......      197,550
      8,600   Emerson Radio Corp. 1 .....       32,336
     15,000   Emmis Communications Corp.--
               Class A 1 ................      405,750
      8,200   Empire District Electric Co.     179,826
      4,700   EMS Technologies, Inc. 1 ..       96,538
      4,400   Encore Acquisition Co. 1 ..      108,460
      2,900   Encore Wire Corp. 1 .......       51,359
     19,246   Encysive Pharmaceuticals,
               Inc. 1 ...................      172,252
     14,900   Energen Corp. .............      611,347
      7,609   Energy Conversion Devices,
               Inc. 1 ...................       68,709
     11,300   Energy Partners Ltd. 1 ....      157,070
        800   EnergySouth, Inc. .........       28,000
      6,325   Engineered Support Systems,
               Inc. .....................      348,254
      3,600   Ennis Business Forms, Inc.        55,080
      9,700   EnPro Industries, Inc. 1 ..      135,315

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     22,300   Entegris, Inc. 1 .......... $    286,555
     70,300   Enterasys Networks, Inc. 1       263,625
      7,875   Entertainment Properties
               Trust ....................      273,341
     19,100   Entrust, Inc. 1 ...........       77,928
      7,198   Enzo Biochem, Inc. 1 ......      128,916
     14,200   Enzon, Inc. 1 .............      170,400
     14,400   Epicor Software Corp. 1 ...      183,744
      5,700   Epiq Systems, Inc. 1 ......       97,641
      6,700   EPIX Medical, Inc. 1 ......      109,076
     17,100   Equity Inns, Inc. .........      154,755
     12,850   Equity One, Inc., REIT ....      216,908
      9,200   eResearch Technology,
               Inc. 1 ...................      233,864
      4,867   ESCO Electronics Corp. 1 ..      212,445
      9,900   eSPEED, Inc.--Class A 1 ...      231,759
     11,600   Esperion Therapeutics, Inc. 1    401,476
     11,719   ESS Technology, Inc. 1 ....      199,340
      5,900   Essex Property Trust, Inc.       378,898
      7,900   Esterline Technologies
               Corp. 1 ..................      210,693
      4,300   Ethyl Corp. 1 .............       94,041
      6,500   Euronet Worldwide, Inc. 1 .      117,000
     12,672   Evergreen Resources, Inc. 1      411,967
        500   EverTrust Financial Group,
               Inc. .....................       15,920
      8,100   Exact Science Corp. 1 .....       81,972
      2,700   Exactech, Inc. 1 ..........       39,825
     17,182   Exar Corp. 1 ..............      293,469
      3,135   Excel Technology, Inc. 1 ..      103,016
        700   Exchange National Bancshares,
               Inc. .....................       25,305
     19,600   Exelixis, Inc. 1 ..........      138,768
     12,300   ExpressJet Holdings, Inc. 1      184,500
     24,600   Extended Stay America, Inc.      356,208
     33,400   Extreme Networks, Inc. 1 ..      240,814
     12,800   Exult, Inc. 1 .............       91,136
      9,200   F5 Networks, Inc. 1 .......      230,920
     13,183   FalconStor Software, Inc. 1,2    115,219
      5,100   Fargo Electronics1 ........       64,872
        100   Farmer Bros. Co. ..........       31,125
      1,200   Farmers Capital Bank Corp.        40,812
      3,016   FBL Financial Group, Inc.--
               Class A ..................       77,813
      3,200   Federal Agricultural Mortgage
               Corp.-- Class C1 .........      102,272
     18,430   Federal Signal Corp. ......      322,894
      8,002   FEI Co. 1 .................      180,045
     16,231   FelCor Lodging Trust, Inc. 1     179,839
     15,332   Ferro Corp. ...............      417,184
      4,800   Fidelity Bankshares, Inc. .      150,720
     12,028   FileNet Corp. 1 ...........      325,718
      5,600   Financial Federal Corp. 1 .      171,080
      1,100   Financial Industries Corp. 1      15,510
      1,900   Financial Institutions, Inc.      53,637
      5,600   FindWhat.com1 .............      105,000
     46,900   Finisar Corp. 1,2 .........      146,797
      5,700   Finish Line, Inc.--Class A 1     170,829

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      2,100   Finlay Enterprises, Inc. 1  $     29,673
      3,300   First Albany Cos., Inc. ...       46,332
      1,700   First Bancorp .............       53,397
      1,600   First Busey Corp. .........       43,200
     12,300   First Charter Corp. .......      240,465
      2,500   First Citizens BancShares,
               Inc.--Class A ............      303,825
     22,980   First Commonwealth Financial
               Corp. ....................      327,695
      5,100   First Community Bancorp ...      184,314
      2,449   First Community Bancshares,
               Inc. .....................       81,209
      8,300   First Consulting Group,
              Inc. 1 ....................       46,729
        800   First Defiance Financial
               Corp. 1 ..................       21,320
      3,000   First Essex Bancorp, Inc. .      174,420
      6,500   First Federal Capital Corp.      146,380
      9,142   First Financial Bancorp ...      145,815
      4,790   First Financial Bankshares,
               Inc. .....................      199,743
      3,810   First Financial Corp.,
               Indiana ..................      114,338
      4,200   First Financial Holdings ..      131,292
      8,400   First Horizon Pharmaceutical
               Corp. 1 ..................       94,080
      2,600   First Indiana Corp. .......       48,750
     16,400   First Industrial Realty
               Trust, Inc. ..............      553,500
      7,628   First Merchants Corp. .....      194,667
      1,690   First National Corp. ......       50,717
     30,360   First Niagara Financial
               Group, Inc. ..............      452,668
      2,550   First Oak Brook Bancshares,
               Inc. .....................       76,525
        500   First of Long Island Corp.        21,500
      3,900   First Place Financial Corp.       76,167
      4,300   First Republic Bank .......      153,940
      5,882   First Sentinel Bancorp, Inc.     123,875
      3,281   First Source Corp. ........       70,574
      3,500   First State Bancorp .......      121,625
        800   First United Corp. ........       19,496
      3,045   Firstbank Corp.--Michigan .       94,882
      6,900   FirstFed America Bancorp,
               Inc. .....................      179,607
      6,400   FirstFed Financial Corp. 1       278,400
      1,200   Fisher Communications,
               Inc. 1 ...................       61,200
      9,450   Flagstar Bancorp, Inc. ....      202,419
     12,377   Fleetwood Enterprises,
               Inc. 1 ...................      126,988
     11,300   Flir Systems, Inc. 1 ......      412,450
      5,300   Florida East Coast
               Industries, Inc. .........      175,430
        800   FloridaFirst Bancorp, Inc.        26,480
     10,025   Flowers Foods, Inc. .......      258,645
     15,900   Flowserve Corp. 1 .........      331,992
      6,600   Flushing Financial Corp. ..      120,648
     11,700   FMC Corp. 1 ...............      399,321
      1,400   FNB Corp. .................       41,580
      2,100   FNB Corp.--North Carolina .       44,478
     14,900   Forest Oil Corp. 1 ........      425,693
      6,000   Forrester Research, Inc. 1       107,220
      4,725   Forward Air Corp. 1 .......      129,937
      9,091   Fossil, Inc. 1 ............      254,639
          1   Fourthstage Technologies,
               Inc. 1 ...................            0

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      2,700   Franklin Electric Co., Inc. $    163,323
     15,368   Freds, Inc.--Class A ......      476,101
     17,600   FreeMarkets, Inc. 1 .......      117,744
     20,848   Fremont General Corp. .....      352,540
     11,000   Friedman, Billings, Ramsey
               Group, Inc.--Class A .....       73,810
     13,429   Frontier Airlines, Inc. 1 .      191,498
      6,125   Frontier Financial Corp. ..      203,105
      8,009   Frontier Oil Corp. ........      137,915
     14,000   FTI Consulting, Inc. 1 ....      327,180
     11,300   FuelCell Energy, Inc. 1 ...      146,900
     11,048   Fuller (H.B.) Co. .........      328,568
      6,672   G & K Services, Inc.--
               Class A ..................      245,196
      1,200   GA Financial, Inc. ........       41,676
      3,600   Gabelli Asset Management,
               Inc.--Class A ............      143,280
      9,920   Gables Residential Trust ..      344,621
      3,600   Galyan's Trading Co. 1 ....       43,344
      6,800   GameStop Corp. 1 ..........      104,788
      6,950   Gardner Denver Machinery,
               Inc. 1 ...................      165,896
     26,585   Gartner Group, Inc.--
               Class A 1 ................      300,676
     75,300   Gateway, Inc. 1 ...........      346,380
     13,800   GATX Corp. ................      386,124
      5,200   Gaylord Entertainment, Inc. 1    155,220
     16,700   Gen-Probe, Inc. 1 .........      609,049
      8,900   GenCorp, Inc. .............       95,853
     13,100   Gene Logic, Inc. 1 ........       67,989
      1,900   Genencor International,
               Inc. 1 ...................       29,925
     14,250   General Cable Corp. 1 .....      116,137
     17,600   General Communication--
               Class A 1 ................      153,120
      6,800   Genesco, Inc. 1 ...........      102,884
      6,400   Genesee & Wyoming, Inc.--
               Class A 1 ................      201,600
      6,150   Genesis HealthCare Corp. 1       140,097
     11,200   Genesis Microchip, Inc. 1 .      202,048
      4,800   Genlyte Group .............      280,224
     15,400   Genta, Inc. 1,2 ...........      160,314
     10,200   Gentiva Health Services,
               Inc. 1 ...................       28,928
      9,647   Georgia Gulf Corp. ........      278,605
      5,400   Gerber Scientific, Inc. 1 .       42,984
      1,465   German American Bancorp ...       25,637
     13,300   Geron Corp. 1 .............      132,601
      5,000   Getty Realty Corp. ........      130,750
      5,700   Gevity HR, Inc. ...........      126,768
      2,500   Gibraltar Steel Corp. .....       62,875
      7,100   Glacier Bancorp, Inc. .....      230,040
      4,300   Gladstone Capital Corp. 5 .       96,105
     12,500   Glatefelter (P.H.) Co. ....      155,625
      7,951   Glenborough Realty Trust,
               Inc. .....................      158,622
     12,600   Glimcher Realty Trust .....      281,988
      6,100   Global Imaging Systems,
               Inc. 1 ...................      193,675
     23,900   Global Industries Ltd. 1 ..      123,085
      7,100   Global Power Equipment
               Group, Inc. 1 ............       47,428

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     41,264   GlobespanVirata, Inc. 1 ... $    242,632
     17,200   Gold Bancorp, Inc. ........      241,832
      4,861   Golden Telecom, Inc. 1 ....      134,893
      7,600   Goody's Family Clothing,
               Inc. .....................       71,136
     51,900   Goodyear Tire & Rubber Co. 1     407,934
      1,400   Gorman-Rupp Co. ...........       36,960
     28,798   Graftech International
               Ltd. 1 ...................      388,773
     14,550   Granite Construction, Inc.       341,779
     14,300   Gray Television, Inc. .....      216,216
      1,000   Great American Financial
               Resources, Inc. ..........       16,220
      6,868   Great Atlantic & Pacific
               Tea Co. 1 ................       57,691
     14,600   Great Lakes Chemical Corp.       396,974
      7,400   Great Lakes REIT, Inc. ....      116,180
      1,200   Great Southern Bancorp, Inc.      55,644
     21,000   Greater Bay Bancorp 2 .....      598,080
      1,600   Green Mountain Coffee,
               Inc. 1 ...................       36,832
      1,100   Greene County Bancshares,
               Inc. .....................       25,608
        350   Grey Global Group .........      239,067
     53,300   Grey Wolf, Inc. 1 .........      199,342
      5,100   Grief Bros Corp.--Class A .      181,101
     10,070   Griffon Corp. 1 ...........      204,018
      3,900   Group 1 Software, Inc. 1 ..       68,718
      5,300   Group Automotive, Inc. 1 ..      191,807
      6,400   GSI Commerce, Inc. 1 ......       62,470
      3,600   Guess, Inc. 1 .............       43,452
     12,500   Guilford Pharmaceuticals,
               Inc. 1,2 .................       84,750
      5,400   Guitar Center, Inc. 1 .....      175,932
      2,700   Gulf Island Fabrication 1 .       45,981
      5,000   GulfMark Offshore, Inc. 1 .       70,000
      2,500   Gundle/SLT Environmental,
               Inc. 1 ...................       51,900
     13,100   Gymboree Corp. 1 ..........      225,713
      6,900   Haemonetics Corp. 1 .......      164,841
      8,382   Hain Celestial Group, Inc. 1     194,546
        900   Hampshire Group Ltd. 1 ....       28,233
      6,500   Hancock Fabrics, Inc. .....       94,120
      5,550   Hancock Holding Co. .......      302,863
     11,255   Handleman Co. .............      231,065
      8,400   Hanger Orthopedic Group,
               Inc. 1 ...................      130,788
      3,800   Hanmi Financial Corp. .....       75,126
     16,700   Hanover Compressor Co. 1 ..      186,205
      7,701   Harbor Florida Bancorp, Inc.     228,797
     10,900   Harland (John H.) Co. .....      297,570
     12,000   Harleysville Group, Inc. ..      238,680
      9,568   Harleysville National Corp.      287,997
     23,800   Harmonic, Inc. 1 ..........      172,550
     17,400   Harris Interactive, Inc. 1       144,420
     15,200   Harvest Natural Resources,
               Inc. 1 ...................      151,240
      6,500   Haverty Furniture Cos., Inc.     129,090
      4,650   Hawthorne Financial Corp. 1      130,107
     10,400   Headwaters, Inc. 1 ........      204,048
     20,475   Health Care REIT, Inc. ....      737,100

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      4,700   Healthcare Services
              Group, Inc. ............... $     90,663
      6,600   HealthExtras, Inc. 1 ......       88,440
     11,924   Heartland Express, Inc. ...      288,442
      4,050   Heartland Financial USA, Inc.     75,330
     40,900   Hecla Mining Co. 1 ........      339,061
      5,200   HEICO Corp. ...............       94,640
      6,400   Heidrick & Struggles
               International, Inc. 1 ....      139,520
     10,105   Helix Technology Corp. ....      207,961
     37,100   Hercules, Inc. 1 ..........      452,620
      2,000   Heritage Commerce Corp. 1 .       24,500
      7,500   Heritage Property Investment
               Trust, REIT ..............      213,375
      5,300   Herley Industries, Inc. 1 .      109,710
      5,600   Hexcel Corp. 1 ............       41,496
      3,100   Hi-Tech Pharmacal Co.,
               Inc. 1 ...................       72,850
      4,625   Hibbett Sporting Goods,
               Inc. 1 ...................      137,825
      2,761   Hickory Tech Corp. ........       31,613
     19,400   Highwoods Properties, Inc.       492,760
     10,500   Hilb, Rogal and Hamilton Co.     336,735
     16,000   Hollinger International,
               Inc. .....................      249,920
      4,100   Hollis-Eden Pharmaceuticals,
              Inc. 1 ....................       45,141
      3,700   Holly Corp. ...............      101,750
     17,700   Hollywood Entertainment
               Corp. 1 ..................      243,375
      9,100   Hologic, Inc. 1 ...........      157,703
     10,100   Home Properties of New York,
               Inc. .....................      407,939
     28,000   HomeStore, Inc. 1 .........      132,440
      1,500   Hooker Furniture Corp. ....       61,200
     23,400   Hooper Holmes, Inc. .......      144,612
     16,068   Horace Mann Educators Corp.      224,470
      4,700   Horizon Financial Corp. ...       82,297
     11,800   Horizon Offshore, Inc. 1 ..       51,920
      2,600   Horizon Organic Holding Corp. 1   62,270
     16,375   Hot Topic, Inc. 1 .........      482,407
      4,700   Houston Exploration Co.1 ..      171,644
      4,300   Hudson Highland Group, Inc. 1    102,555
      4,500   Hudson River Bancorp, Inc.       175,635
      8,600   Hughes Supply, Inc. .......      426,732
      5,940   Humboldt Bancorp ..........      104,069
      7,700   Hutchinson Technology 1 ...      236,698
      5,900   Hydril Co. 1 ..............      141,187
     11,600   Hypercom Corp. 1 ..........       55,216
     13,980   Hyperion Solutions Corp. 1       421,357
      7,700   I-STAT Corp. 1 ............      117,810
      2,900   Iberiabank Corp. ..........      171,100
        400   IBT Bancorp, Inc. .........       23,692
        400   ICT Group, Inc. 1 .........        4,700
      4,400   ICU Medical, Inc. 1,2 .....      150,832
     16,400   IDACORP, Inc. .............      490,688
     33,300   Identix, Inc. 1 ...........      148,185
     11,900   IDEX Corp. ................      494,921
      7,600   IDX Systems Corp. 1 .......      203,832

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003
------------------------------------------------------
     SHARES   SECURITY                         VALUE
------------------------------------------------------
      6,106   IGEN International, Inc. 1  $    359,704
      6,300   IHOP Corp. ................      242,424
      4,700   II-VI, Inc. 1 .............      121,260
     13,163   ILEX OnOclogy, Inc. 1 .....      279,714
      5,000   Imagistics International,
               Inc. 1 ...................      187,500
     36,500   IMC Global, Inc. ..........      362,445
      7,650   Immucore, Inc. 1 ..........      155,983
     15,779   ImmunoGen, Inc. 1 .........       79,684
     19,500   Immunomedics, Inc. 1,2 ....       88,920
      2,900   IMPAC Medical Systems,
               Inc. 1 ...................       74,124
     17,700   Impac Mortgage Holdings,
               Inc., REIT ...............      322,317
      9,700   Impax Laboratories, Inc. 1       139,583
     16,641   In Focus Systems, Inc. 1 ..      161,085
      9,202   INAMED Corp. 1 ............      442,248
     27,300   Incyte Genomics, Inc. 1 ...      186,732
      5,100   Independent Bank Corp.--
               Massachusetts ............      146,982
      7,841   Independent Bank Corp.--
               Michigan .................      222,371
     15,800   Indevus Pharmaceuticals,
               Inc. 1 ...................       93,062
      5,900   Inet Technologies, Inc. 1 .       70,800
      6,300   Infinity Property & Casual
               Corp. ....................      208,215
     16,700   Infonet Services Corp.--
               Class B 1 ................       28,390
     21,900   Informatica Corp. 1 .......      225,570
      5,200   Information Holdings, Inc. 1     114,920
      8,600   InfoSpace, Inc. 1 .........      198,230
     11,200   InfoUSA, Inc. 1 ...........       83,104
      4,700   Ingles Markets, Inc.--Class A     48,269
      7,900   Innkeepers USA Trust ......       66,123
      9,400   Innovex, Inc. 1 ...........       79,242
     22,200   Input/Output, Inc. 1 ......      100,122
     19,700   Insight Communications Co.,
               Inc. 1 ...................      203,107
     15,762   Insight Enterprises, Inc. 1      296,326
     10,890   Insituform Technologies--
               Class A 1 ................      179,685
      9,300   Inspire Pharmaceuticals,
               Inc. 1 ...................      131,688
      3,222   Insurance Auto Auctions,
               Inc. 1 ...................       42,047
      4,822   Integra Bank Corp. ........      105,973
      6,900   Integra LifeSciences
               Holdings 1 ...............      197,547
      2,600   Integral Systems, Inc. ....       55,952
      9,700   Integrated Electrical Services,
               Inc. 1 ...................       89,725
     10,100   Integrated Silicon Solution,
               Inc. 1 ...................      158,267
     12,400   InteliData Technology Corp. 1     20,460
        800   Inter Parfums, Inc. .......       18,072
      8,290   Inter-Tel, Inc. ...........      207,084
      7,735   Intercept Group, Inc. 1 ...       87,328
      2,800   Interchange Financial Services
               Corp. ....................       70,840
     15,141   Interface, Inc. 1 .........       83,730
     19,024   Intergraph Corp. 1 ........      455,054
      6,480   Interland, Inc. 1 .........       42,314
      6,636   Intermagnetics General Corp. 1   147,054
      8,200   Intermune, Inc. 1 .........      189,912
      7,400   International Multifoods
               Corp. 1 ..................      133,200
     12,600   Internet Security Systems,
               Inc. 1 ...................      237,258

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      8,800   Interpore International,
               Inc. 1 ................... $    114,400
     15,000   Interstate Bakeries Corp. .      213,450
      7,787   IntertTAN, Inc. 1 .........       78,804
     13,100   Intervoice, Inc. 1 ........      155,497
      9,350   Interwoven, Inc. 1 ........      118,184
      6,700   Intrado, Inc. 1 ...........      147,065
     10,950   Intuitive Surgical, Inc. 1       187,135
      9,400   Invacare Corp. ............      379,478
     11,200   Inveresk Research Group,
               Inc. 1 ...................      276,976
      3,800   Inverness Medical Innovations,
               Inc. 1 ...................       82,764
     17,700   Investment Technology Group,
               Inc. 1 ...................      285,855
      9,400   Investors Real Estate Trust,
               REIT .....................       93,060
      6,400   InVision Technologies,
               Inc. 1 ...................      214,848
     25,709   Iomega Corp. ..............      153,740
      6,200   Ionics, Inc. 1 ............      197,470
      3,300   iPayment Holdings, Inc. 1 .      112,200
      7,200   Irwin Financial Corp. .....      226,080
     17,868   Isis Pharmaceuticals,
               Inc. 1 ...................      116,142
      6,511   Isle of Capri Casinos,
               Inc. 1 ...................      139,791
      1,300   ITLA Capital Corp. 1 ......       65,130
      8,100   Itron, Inc. 1 .............      148,716
      7,500   IxiA 1 ....................       87,750
      7,400   IXYS Corp. 1 ..............       69,190
      2,400   J&J Snack Foods Corp. 1 ...       90,624
      7,150   J. Jill Group, Inc. 1 .....       90,876
      5,600   j2 Global Communications,
               Inc. 1,2 .................      138,712
     10,898   Jack in the Box, Inc. 1 ...      232,781
     27,314   Jacuzzi Brands, Inc. 1 ....      193,656
     10,100   JAKKS Pacific, Inc. 1 .....      132,916
      8,550   Jarden Corp. 1 ............      233,757
     10,382   JDA Software Group, Inc. 1       171,407
     16,200   JLG Industries, Inc. ......      246,726
      7,110   Jo-Ann Stores, Inc. 1 .....      145,044
      2,700   John B. Sanfilippo & Son,
               Inc. 1 ...................      137,808
     11,282   Jones Lang LaSalle, Inc. 1       233,876
      2,700   Jos. A. Bank Clothiers, Inc. 1    93,663
     12,703   Journal Register Co.1 .....      262,952
     18,900   Joy Global, Inc. ..........      494,235
      8,400   K-Swiss, Inc.--Class A ....      202,104
     10,950   K-V Pharmaceutical Co.--
               Class A 1 ................      279,225
      8,700   K2, Inc. 1 ................      132,327
      5,580   Kadant, Inc. 1 ............      120,807
      6,500   Kaman Corp.--Class A ......       82,745
     16,300   Kana Software, Inc. 1 .....       54,931
      1,200   Kansas City Life Insurance Co.    55,440
     20,500   Kansas City Southern
               Industries, Inc. 1 .......      293,560
     10,290   Kaydon Corp. ..............      265,894
     13,600   KCS Energy, Inc. 1 ........      143,480
     17,200   Keane, Inc. 1 .............      251,808
      5,300   Keithley Instruments, Inc.        96,990
      8,682   Kellwood Co. ..............      355,962
      6,900   Kelly Services, Inc. ......      196,926

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     29,600   KEMET Corp. 1 ............. $    405,224
     13,912   Kennametal, Inc. ..........      553,002
      2,350   Kenneth Cole Productions, Inc.--
               Class A ..................       69,090
      4,400   Kensey Nash Corp. 1 .......      102,300
      7,000   Keynote Systems, Inc. 1 ...       83,300
      5,100   Keystone Automotive
               Industries, Inc. 1 .......      129,336
      9,900   Keystone Property Trust ...      218,691
     14,400   KFx, Inc. 1 ...............      108,720
     10,100   Kilroy Realty Corp. .......      330,775
      7,200   Kimball International, Inc.--
               Class B ..................      111,960
      4,100   Kindred Healthcare, Inc. 1       213,118
      5,636   Kirby Corp. 1 .............      196,584
      4,300   Kirkland's, Inc. 1 ........       75,938
      3,400   Klamath First Bancorp, Inc.       90,236
     27,900   Knight Trading Group, Inc. 1     408,456
      9,652   Knight Transportation, Inc. 1    247,574
      7,800   Koger Equity, Inc. ........      163,254
      9,300   Komag, Inc. 1 .............      136,059
     27,000   Kopin Corp. 1 .............      181,170
     10,523   Korn/Ferry International 1       140,377
      4,500   KOS Pharmaceuticals, Inc. 1      193,680
      6,500   Kosan Biosciences, Inc. 1 .       64,090
      5,400   Kramont Realty Trust ......       97,740
     12,100   Kroll, Inc. 1 .............      314,600
      1,150   Kronos Worldwide, Inc. 1 ..       25,530
     10,121   Kronos, Inc. 1 ............      400,893
     17,000   Kulicke & Soffa Industries,
               Inc. 1 ...................      244,460
      4,600   KVH Industries, Inc. 1 ....      126,362
      6,600   Kyphon, Inc. 1 ............      163,878
     24,700   La Jolla Pharmaceutical Co.1     105,963
     46,475   La Quinta Corp. 1 .........      297,905
      4,500   LabOne, Inc. 1 ............      146,115
     14,200   Labor Ready, Inc. 1 .......      186,020
      5,400   Laclede Group, Inc. .......      154,170
      2,549   Lakeland Bancorp, Inc. ....       40,937
        900   Lakeland Financial Corp. ..       31,788
     10,500   Lance, Inc. ...............      157,815
      7,100   Landamerica Financial Group      371,046
      3,600   Landauer, Inc. ............      146,808
      6,800   Landry's Restaurants, Inc.       174,896
     11,624   Landstar System, Inc. 1 ...      442,177
      1,950   Lannett Co., Inc. 1 .......       32,779
      9,900   LaSalle Hotel Properties ..      183,645
      6,800   Laserscope1 ...............      106,012
     34,500   Lattice Semiconductor Corp. 1    333,960
        900   Lawson Products, Inc. .....       29,862
     16,700   Lawson Software, Inc. 1 ...      137,441
      3,583   Learning Tree International,
               Inc. 1 ...................       62,308
     17,218   Lennox International, Inc.       287,541
      8,500   Leucadia National Corp.--
               Contingent Sale Rights 1 .           --
     21,200   Lexar Media, Inc. 1 .......      369,516

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     15,622   Lexicon Genetics, Inc. 1 .. $     92,014
     15,100   Lexington Corp. Properties
               Trust, REIT ..............      304,869
      5,400   Libbey, Inc. ..............      153,792
      6,175   Liberty Corp. .............      279,048
      2,000   Lifeline Systems, Inc. 1 ..       38,000
     12,800   LifePoint Hospitals, Inc. 1      376,960
     20,500   Ligand Pharmaceuticals, Inc.--
               Class B 1,2 ..............      301,145
      9,485   Lightbridge, Inc.--Class A 1      86,314
     10,300   Lin TV Corp.--Class A 1 ...      265,843
     12,574   Lincoln Electric Co. ......      311,081
      5,050   Lindsay Manufacturing Co. .      127,512
     15,200   Linens 'n Things, Inc. 1 ..      457,216
     12,000   Lionbridge Technologies,
               Inc. 1 ...................      115,320
     10,400   Liquidmetal Technologies 1,2      29,536
      5,300   Lithia Motors, Inc.--
               Class A ..................      133,613
      7,686   Littelfuse, Inc. 1 ........      221,511
      7,300   Local Financial Corp. 1 ...      152,132
      4,354   LodgeNet Entertainment
               Corp. 1 ..................       79,591
      6,800   Lone Star Steakhouse &
               Saloon, Inc. .............      157,624
     10,036   Lone Star Technologies,
               Inc. 1 ...................      160,375
      9,783   Longs Drug Stores Corp. ...      242,031
     16,500   Longview Fibre Co. ........      203,775
     21,700   LookSmart Ltd. 1 ..........       33,635
     36,516   Louisiana-Pacific Corp. 1 .      652,906
      1,300   LSB Bancshares, Inc. ......       22,620
      4,875   LSI Industries, Inc. ......       65,812
      2,700   LTC Properties, Inc., REIT        39,798
     18,074   LTX Corp. 1 ...............      271,652
      1,400   Lufkin Industries, Inc. ...       40,306
      8,900   Luminex Corp. 1 ...........       83,482
      3,600   Lydall, Inc. 1 ............       36,684
      5,200   M&F Worldwide Corp. 1 .....       69,472
      4,300   M/I Schottenstein Homes, Inc.    167,915
      1,835   Macatawa Bank Corp. .......       51,949
     10,403   MacDermid, Inc. ...........      356,199
     14,100   Macrovision Corp. 1 .......      318,519
     11,060   MAF Bancorp, Inc. .........      463,414
      7,400   Magma Design Automation,
               Inc. 1 ...................      172,716
     20,700   Magna Entertainment Corp.,--
               Class A 1,2 ..............      104,949
     24,200   Magnum Hunter Resources,
               Inc. 1 ...................      230,142
      6,500   Mail Well, Inc. 1 .........       29,965
      5,800   Main Street Banks, Inc. ...      153,700
        746   MainSource Financial Group,
               Inc. .....................       22,864
      3,300   MAIR Holdings, Inc. 1 .....       24,024
      7,200   Manhattan Associates, Inc. 1     199,008
     10,177   Manitowoc Co., Inc. .......      317,522
      5,200   ManTech International Corp.--
               Class A 1 ................      129,740
      5,600   Manufactured Home
               Communities, Inc. ........      210,840
      8,000   Manufacturers' Services Ltd. 1    48,640

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     20,000   Manugistics Group, Inc. 1 . $    125,000
      7,500   MAPICS, Inc. 1 ............       98,175
      5,050   Marcus Corp. ..............       82,820
      3,900   MarineMax, Inc. 1 .........       75,777
      7,922   Martek Biosciences Corp. 1       514,692
      6,222   Martha Stewart Living
               Omnimedia, Inc. 1 ........       61,287
      3,800   MascoTech, Inc.--
               Entitlement 1         --
      1,700   MASSBANK Corp. ............       72,420
     20,800   Massey Energy Corp. .......      432,640
      6,800   MasTec, Inc. 1 ............      100,708
      1,500   Material Sciences Corp. 1 .       15,165
      3,900   Matria Healthcare, Inc. 1 .       82,407
      7,900   Matrix Service Co.1 .......      143,385
     16,900   MatrixOne, Inc. 1 .........      104,104
     10,600   Matthews International Corp.--
               Class A ..................      313,654
     10,200   Mattson Technology, Inc. 1       124,644
      1,900   Maui Land & Pineapple Co.,
               Inc. 1 ...................       65,702
     14,183   Maverick Tube Corp. 1 .....      273,023
      5,000   MAXIMUS, Inc. 1 ...........      195,650
      5,700   Maxwell Shoe Co., Inc. 1 ..       96,729
      6,700   Maxygen, Inc. 1 ...........       71,221
      6,900   MB Financial, Inc. ........      251,160
      4,000   MBT Financial Corp. .......       66,040
      8,500   MCG Capital Corp. .........      165,750
      2,800   McGrath Rentcorp ..........       76,300
      5,000   McMoRan Exploration Co. 1 .       93,750
      6,600   Medallion Financial Corp. .       62,634
     24,400   Medarex, Inc. 1 ...........      152,012
     20,100   Mediacom Communications
               Corp. 1 ..................      174,267
      4,800   Medical Action Industries,
               Inc. 1 ...................       89,808
      4,800   Medical Staffing Network
               Holdings, Inc. 1 .........       52,560
     14,400   Medicines Co.1 ............      424,224
      2,865   Medis Technologies Ltd. 1,2       30,655
      3,025   MedQuist, Inc. 1 ..........       48,581
      3,572   MemberWorks, Inc. 1 .......       97,051
     11,792   Men's Wearhouse, Inc. 1 ...      294,918
     13,692   Mentor Corp. ..............      329,430
     23,300   Mentor Graphics Corp. 1 ...      338,782
      2,700   Mercantile Bank Corp. .....       98,550
      8,222   Mercury Computer Systems,
               Inc. 1 ...................      204,728
      4,600   Meridian Bioscience, Inc. .       47,978
     18,000   Meridian Resource Corp. 1,2      106,920
     21,044   Meristar Hospitality Corp. 1     136,996
      8,444   Merit Medical Systems, Inc. 1    187,963
      2,900   Meritage Corp. 1 ..........      192,299
     12,100   Mesa Air Group, Inc. 1 ....      151,492
        400   Mestek, Inc. 1 ............        7,704
     11,228   Methode Electronics, Inc.--
               Class A ..................      137,318
     10,600   Metris Cos., Inc. 1,2 .....       47,064

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     10,000   Metro One Telecommunications,
               Inc. 1,2 ................. $     26,000
      3,100   Metrologic Instruments,
               Inc. 1 ...................       83,700
     20,900   MFA Mortgage Investments,
               Inc. .....................      203,775
      5,100   MGE Energy, Inc. ..........      160,701
     11,000   MGI Pharma, Inc. 1 ........      452,650
     23,000   Micrel, Inc. 1 ............      358,340
     18,100   Micromuse, Inc. 1 .........      124,890
      6,483   MICROS Systems, Inc. 1 ....      281,103
      9,744   Microsemi Corp. 1 .........      239,508
      3,600   MicroStrategy, Inc.--
               Class A 1 ................      188,928
      6,500   Mid-America Apartment
               Communities, Inc. ........      218,270
      9,600   Mid-State Bancshares ......      244,224
      6,000   Midas, Inc. 1 .............       85,800
      2,133   Middlesex Water Co. .......       43,300
      1,400   Midland Co. ...............       33,068
     16,359   Midway Games, Inc. 1 ......       63,473
      5,100   Midwest Banc Holdings, Inc.      113,475
     15,598   Milacron, Inc. ............       65,044
     26,831   Millennium Chemicals, Inc.       340,217
     13,000   MIM Corp. 1 ...............       91,390
     30,300   Mindspeed Technologies,
               Inc. 1 ...................      207,555
      2,000   Mine Safety Appliances Co.       159,020
      5,868   Minerals Technologies, Inc.      347,679
      4,300   Mission West Properties, Inc.     55,685
      8,700   MKS Instruments, Inc. 1 ...      252,300
      5,574   Mobile Mini, Inc. 1 .......      109,919
      4,500   Mobius Management Systems,
               Inc. 1 ...................       56,925
      8,906   Modine Manufacturing Co. ..      240,284
      3,500   Modtech Holdings, Inc. 1 ..       29,435
      5,800   Molecular Devices Corp. 1 .      110,142
      8,975   Monaco Coach Corp. 1 ......      213,605
     11,400   Monolithic Systems Technology,
               Inc. 1 ...................       97,470
      3,750   Monro Muffler Brake, Inc. 1       75,037
      6,700   Moog, Inc.--Class A 1 .....      330,980
      2,000   Mother's Work, Inc. 1 .....       48,800
      1,700   Movado Group, Inc. ........       47,991
     10,325   Movie Gallery, Inc. 1 .....      192,871
     32,072   MPS Group, Inc. 1 .........      299,873
      7,420   MRO Software, Inc. 1 ......       99,873
     38,834   MRV Communications, Inc. 1       146,016
     10,100   MSC Software Corp. 1 ......       95,445
      2,500   MTC Technologies, Inc. 1 ..       80,550
      9,900   MTR Gaming Group, Inc. 1 ..      101,970
      8,500   MTS Systems Corp. .........      163,455
     13,000   Mueller Industries, Inc. 1       446,680
      3,700   Multimedia Games, Inc. 1 ..      152,070
      5,472   Myers Industries, Inc. ....       66,321
     10,800   Mykrolis Corp. 1 ..........      173,664
     12,100   Myriad Genetics, Inc. 1 ...      155,606
     17,333   Nabi Biopharmaceuticals 1 .      220,302
      1,625   NACCO Industries, Inc.--
               Class A ..................      145,405

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      5,100   Nara Bancorp, Inc. ........ $    139,230
      4,900   Nash Finch Co. ............      109,466
        500   National Bankshares, Inc. .       24,685
        500   National Beverage Corp. 1 .        8,150
      9,100   National Health Investors,
               Inc. .....................      226,408
      1,600   National Healthcare Corp. 1       31,840
      8,653   National Penn Bancshares,
               Inc. .....................      277,934
        900   National Presto Industries,
               Inc. .....................       32,535
      1,800   National Processing, Inc. 1       42,390
        600   National Western Life Insurance
               Co.--Class A 1 ...........       92,910
     22,900   Nationwide Health Properties,
               Inc. .....................      447,695
      3,900   Nature's Sunshine Products,
               Inc. .....................       32,955
      9,475   Nautilus Group, Inc. ......      133,124
     15,175   Navigant Consulting, Inc. 1      286,200
      7,400   Navigant International, Inc. 1   102,490
      2,600   Navigators Group, Inc. (The)1     80,262
        833   NBC Capital Corp. .........       22,216
     12,697   NBT Bancorp, Inc. .........      272,224
     17,838   NBTY, Inc. 1 ..............      479,129
      7,200   NCI Building Systems, Inc. 1     172,080
      5,711   NCO Group, Inc. 1 .........      130,039
        700   NCP Litigation Trust
               Entitlements 1 ...........           --
     11,789   NDCHealth Corp. ...........      302,034
     11,300   NeighborCare, Inc. 1 ......      223,175
     15,700   Nektar Therapeutics1 ......      213,677
      3,500   Neoforma, Inc. 1 ..........       37,240
      5,386   NeoPharm, Inc. 1 ..........       98,672
      4,222   Neose Technologies, Inc. 1        38,842
      6,300   Neoware Systems, Inc. 1 ...       86,310
     18,072   Net IQ Corp. 1 ............      239,454
     17,296   Net.B@nk, Inc. ............      230,902
     15,000   Net2Phone, Inc. 1 .........      102,000
      9,953   Netegrity, Inc. 1 .........      102,615
      3,500   Netflix, Inc. 1 ...........      191,415
      4,200   Netratings, Inc. 1 ........       48,006
      5,600   Netscout Systems, Inc. 1 ..       42,560
      9,500   Network Equipment
               Technologies, Inc. 1 .....      104,500
      9,700   New Century Financial Corp.      384,799
      4,000   New England Business Service,
               Inc. .....................      118,000
     22,700   New Focus, Inc. 1 .........      113,954
     10,550   New Jersey Resources Corp.       406,280
      8,900   Newcastle Investment Corp.       241,190
     27,525   Newpark Resources, Inc. 1 .      131,845
     12,800   Newport Corp. 1 ...........      211,584
     12,200   NIC, Inc. 1 ...............       97,966
      5,200   NII Holdings, Inc.--Class B 1    388,076
      2,300   NL Industries, Inc. .......       26,910
      5,300   NN, Inc. ..................       66,727
     11,100   Nordson Corp. .............      383,283
      4,000   North Pittsburgh Systems, Inc.    75,640

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     23,000   Northwest Airlines
               Corp. 1,2 ................ $    290,260
      5,100   Northwest Bancorp, Inc. ...      108,936
     10,107   Northwest Natural Gas Co. .      310,790
      6,800   Novastar Financial, Inc.,
               REIT 2 ...................      292,128
      8,400   Noven Pharmaceuticals,
               Inc. 1 ...................      127,764
     10,070   NPS Pharmaceuticals,
               Inc. 1 ...................      309,552
      2,976   NS Group, Inc. 1 ..........       28,867
     12,544   Nu Skin Enterprises, Inc. .      214,377
      4,200   Nuance Communications,
               Inc. 1 ...................       32,088
      7,400   Nuevo Energy Co.1 .........      178,858
      9,200   NUI Corp. .................      148,304
     19,400   Nuvelo, Inc. 1 ............       67,318
      7,770   NYFIX, Inc. 1 .............       61,771
        500   NYMAGIC, Inc. .............       13,710
      8,500   O'Charley's, Inc. 1 .......      152,575
      2,200   Oak Hill Financial, Inc. ..       67,782
      7,200   Oakley, Inc. ..............       99,648
      3,500   Ocean Financial Corp. .....       95,060
     10,200   Oceaneering International,
               Inc. 1 ...................      285,600
      3,700   Octel Corp. ...............       72,853
      7,500   Ocular Sciences, Inc. 1 ...      215,325
     11,500   Ocwen Financial Corp. 1 ...      101,890
     10,975   Odyssey Healthcare, Inc. 1       321,128
      5,900   Offshore Logistics, Inc. 1       144,668
     23,542   Ohio Casualty Corp. 1 .....      408,689
      6,800   Oil States International,
               Inc. 1 ...................       94,792
      4,400   Old Dominion Freight Line,
               Inc. 1 ...................      149,952
      1,699   Old Second Bancorp, Inc. ..       84,100
     20,554   Olin Corp. ................      412,313
     10,500   OM Group, Inc. 1 ..........      274,995
      1,900   Omega Financial Corp. .....       73,131
      6,800   Omnicell, Inc. 1 ..........      110,160
      8,300   OmniVision Technologies,
               Inc. 1 ...................      458,575
     11,600   Omnova Solutions, Inc. 1 ..       55,680
     16,400   ON Semiconductor Corp. 1 ..      105,780
      8,200   Oneida Ltd. 2 .............       48,298
     10,100   Onyx Pharmaceuticals, Inc. 1     285,123
     20,866   Openwave Systems, Inc. 1 ..      229,526
     40,400   Oplink Communications, Inc. 1     96,556
      5,700   OPNET Technologies, Inc. 1        93,822
     15,800   Opsware, Inc. 1,2 .........      116,920
      8,100   Optical Communication
               Products, Inc. 1 .........       29,970
      6,400   Option Care, Inc. 1 .......       68,352
     15,600   Orasure Technologies, Inc. 1     124,176
     14,760   Orbital Sciences Corp. 1 ..      177,415
      6,402   Oriental Financial Group ..      164,531
      1,700   Orleans Homebuilders, Inc. 1      48,161
     21,400   Orthodontic Centers of
               America, Inc. 1,2 ........      172,270
     14,000   OrthoLogic Corp. 1 ........       85,820
      5,008   Oshkosh B'Gosh, Inc.--Class A    107,472
     10,250   Oshkosh Truck Corp. .......      523,057

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     13,500   OSI Pharmaceuticals,
               Inc. 1 ................... $    434,835
      5,400   OSI Systems, Inc. 1 .......      103,734
      8,900   Osteotech, Inc. 1 .........       78,320
      7,800   Otter Tail Power Co. ......      208,494
      4,200   Overland Storage, Inc. 1 ..       78,960
      7,200   Overseas Shipholding Group,
               Inc. .....................      245,160
      4,600   Overstock.com, Inc. 1,2 ...       91,356
     14,300   Owens & Minor, Inc.,
               Holding Co. ..............      313,313
      4,400   Oxford Industries, Inc. ...      149,072
      1,300   P.A.M. Transportation Services,
               Inc. 1 ...................       27,729
      8,572   P.F. Chang's China Bistro,
               Inc. 1 ...................      436,143
      9,200   Pacer International, Inc. 1      186,024
     13,433   Pacific Capital Bancorp ...      494,603
     24,507   Pacific Sunwear of California,
               Inc. 1 ...................      517,588
      1,400   Pacific Union Bank ........       35,742
      7,800   Packeteer, Inc. 1 .........      132,444
      9,400   Pain Therapeutics, Inc. 1 .       65,330
     19,000   Palatin Technologies, Inc. 1      47,500
      5,050   Palm Harbor Homes, Inc. 1 .       90,243
     16,198   PalmOne, Inc. 1,2 .........      190,326
      4,287   PalmSource, Inc. 1 ........       93,414
      9,500   Panera Bread Co.--Class A 1      375,535
      2,500   Pantry, Inc. (The) 1 ......       56,750
      6,006   Papa John's International,
               Inc. 1 ...................      200,480
     81,300   Parametric Technology Corp. 1    320,322
      9,160   PAREXEL International Corp. 1    148,942
      5,287   Park Electrochemical Corp.       140,053
     31,200   Parker Drilling Co.1 ......       79,560
      4,100   Parkway Properties, Inc. ..      170,560
      1,500   Partners Trust Financial
               Group, Inc. ..............       51,000
      2,600   Party City Corp. 1 ........       32,994
     12,400   Pathmark Stores, Inc. 1 ...       94,240
     10,113   Patina Oil & Gas Corp. ....      495,436
      3,200   Patriot Bank Corp. ........       91,552
     11,950   Paxar Corp. 1 .............      160,130
      9,900   Paxson Communications Corp. 1     38,115
     22,800   Payless ShoeSource, Inc. 1       305,520
      3,250   PC Connection, Inc. 1 .....       27,203
      8,400   PC-Tel, Inc. 1 ............       89,124
      6,300   PDF Solutions, Inc. 1 .....       93,870
      2,900   PDI, Inc. 1 ...............       77,749
      1,430   Peapack-Gladstone Financial
               Corp. ....................       44,330
      3,700   PEC Solutions, Inc. 1 .....       62,715
      8,100   Pediatrix Medical Group, Inc. 1  446,229
      6,100   Peet's Coffee & Tea, Inc. 1      106,201
      2,300   Pegasus Communications
               Corp. 1,2 ................       64,584
     10,804   Pegasus Systems, Inc. 1 ...      113,118
      4,400   Pegasystems, Inc. 1 .......       37,928
     12,200   Pemstar, Inc. 1 ...........       40,138
      2,274   Penn Engineering &
               Manufacturing Corp. ......       43,274
     12,300   Penn National Gaming, Inc. 1     283,884

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      3,100   Penn Virginia Corp. ....... $    172,515
      5,100   Penn-America Group, Inc. ..       67,677
      2,300   PennFed Financial Services,
               Inc. .....................       77,050
      1,856   PennRock Financial Services
               Corp. ....................       57,684
        440   Penns Woods Bancorp, Inc. .       20,548
     11,912   Pennsylvania Real Estate
               Investment Trust, REIT ...      432,406
      6,700   Penwest Pharmaceuticals
               Co. 1 ....................      115,776
      2,695   Peoples Bancorp, Inc. .....       79,529
      1,800   Peoples Holding Co. .......       59,400
     16,400   Pep Boys--Manny, Moe, & Jack     375,068
     11,933   Per-Se Technologies, Inc. 1      182,098
     42,200   Peregrine Pharmaceuticals 1       93,262
      9,000   Pericom Semiconductor Corp. 1     95,940
      3,700   Perini Corp. 1 ............       33,855
     30,400   Perot Systems Corp.--
               Class A 1 ................      409,792
     23,498   Perrigo Co. ...............      369,389
      1,900   Perry Ellis International,
               Inc. 1 ...................       48,982
     14,700   PETCO Animal Supplies,
               Inc. 1 ...................      447,615
      8,600   Petroleum Development
               Corp. 1 ..................      203,820
      5,160   PFF Bancorp, Inc. .........      187,205
      9,500   Pharmacopeia, Inc. 1 ......      134,995
      6,000   Philadelphia Consolidated
               Holding Corp. 1 ..........      292,980
      9,800   Phillips-Van Heusen Corp. .      173,852
     35,800   Phoenix Cos., Inc. (The) ..      431,032
      5,441   Photon Dynamics, Inc. 1 ...      218,946
     10,568   Photronics, Inc. 1 ........      210,515
      1,900   PICO Holdings, Inc. 1 .....       29,773
      6,700   Pilgrim's Pride Corp. .....      109,411
      8,700   Pinnacle Entertainment, Inc. 1    81,084
     21,712   Pinnacle Systems, Inc. 1 ..      185,203
     11,200   Pixelworks, Inc. 1 ........      123,648
     11,620   Plains Exploration &
               Production Co. 1 .........      178,832
     10,200   Plains Resources, Inc. 1 ..      163,710
      6,500   Planar Systems, Inc. 1 ....      158,080
     13,700   Plantronics, Inc. 1 .......      447,305
      3,960   Playboy Enterprises, Inc.--
                Class B 1 ...............       63,994
     12,600   Playtex Products, Inc. 1 ..       97,398
     13,424   Plexus Corp. 1 ............      230,490
     14,100   Plug Power, Inc. 1 ........      102,225
     13,800   PMA Capital Corp.--Class A        70,656
     16,113   PNM Resources, Inc. .......      452,775
      5,900   Polymedica Corp. ..........      155,229
     30,262   Polyone Corp. 1 ...........      193,374
      3,900   Pomeroy IT Solutions, Inc.        57,486
      8,276   Pope & Talbot, Inc. .......      145,740
     13,500   Portal Software, Inc. 1 ...       90,855
      4,900   Portfolio Recovery Associates,
               Inc. 1 ...................      130,095
      7,400   Possis Medical, Inc. 1 ....      146,150
      9,900   Post Properties, Inc. .....      276,408
     11,568   Potlatch Corp. ............      402,219

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      2,300   Powell Industries, Inc. 1 . $     44,045
      8,800   Power Integrations, Inc. 1       294,448
     21,000   Power-One, Inc. 1 .........      227,430
     21,700   Powerwave Technologies,
               Inc. 1,2 .................      166,005
      9,100   Pozen, Inc. 1 .............       92,820
     20,900   PRAECIS Pharmaceuticals,
               Inc. 1 ...................      134,596
      4,900   Pre-Paid Legal Services,
               Inc. 1,2 .................      127,988
     13,200   Prentiss Properties Trust,
               REIT .....................      435,468
      8,500   Presidential Life Corp. ...      111,860
     10,500   Presstek, Inc. 1 ..........       76,335
     17,197   PRG-Schultz International,
               Inc. 1 ...................       84,265
     13,708   Price Communications Corp. 1     188,211
      6,816   Priceline.com, Inc. 1 .....      122,007
      3,522   Prima Energy Corp. 1 ......      123,834
     15,100   Prime Hospitality Corp. 1 .      154,020
     47,400   PRIMEDIA, Inc. 1 ..........      134,142
     18,400   Primus Telecommunications
               Group, Inc. 1,2 ..........      187,312
     11,500   Priority Healthcare Corp.--
               Class B 1 ................      277,265
      3,050   PrivateBancorp, Inc. ......      138,836
      8,793   Proassurance Corp. 1 ......      282,695
      2,000   Procurenet 1 ..............           --
      4,500   Progenics Pharmaceuticals,
               Inc. 1 ...................       84,870
     10,294   Progress Software Corp. 1 .      210,615
      7,800   Proquest Co.1 .............      229,710
      6,500   Prosperity Bancshares, Inc.      146,380
      1,800   Provident Bancorp, Inc. ...       84,600
     10,963   Provident Bankshares Corp.       322,751
      1,400   Provident Financial Holdings,
               Inc. .....................       50,778
     18,500   Provident Financial Services,
               Inc. .....................      349,650
     15,227   Province Healthcare Co. 1 .      243,632
     35,205   Proxim Corp.--Class A 1 ...       58,792
      5,100   PS Business Parks, Inc. ...      210,426
     28,263   PSS World Medical, Inc. 1 .      341,134
     19,200   PTEK Holdings, Inc. 1 .....      169,152
      2,200   Pulitzer, Inc. ............      118,800
     14,000   Pumatech, Inc. 1 ..........       55,720
      4,900   QAD, Inc. 1 ...............       60,074
      1,700   Quaker Chemical Corp. .....       52,275
      2,000   Quaker City Bancorp, Inc. .       93,100
      1,900   Quality Systems, Inc. 1 ...       84,721
      6,400   Quanex Corp. ..............      295,040
     24,300   Quanta Services, Inc. 1 ...      177,390
     45,100   Quantum Corp. 1 ...........      140,712
     13,200   Quest Software, Inc. 1 ....      187,440
      4,800   Quicksilver Resources, Inc. 1    155,040
     18,300   Quicksilver, Inc. 1 .......      324,459
     13,100   Quidel Corp. 1 ............      141,742
      2,800   Quixote Corp. .............       68,348
      7,300   R&G Financial Corp.--Class B     290,540
      6,500   R.H. Donnelley Corp. 1 ....      258,960
      5,024   Radiant Systems, Inc. 1 ...       42,252

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      8,274   RadiSys Corp. 1 ........... $    139,500
     12,400   RailAmerica, Inc. 1 .......      146,320
      9,556   Rainbow Technologies, Inc. 1     107,601
     27,900   Raindance Communications,
               Inc. 1 ...................      76,725
      7,200   RAIT Investment Trust, REIT      184,320
     11,160   Ralcorp Holdings, Inc. 1 ..      349,978
      5,200   Ramco-Gershenson Properties
               Trust, REIT ..............      147,160
     21,700   Range Resources Corp. 1 ...      205,065
      9,975   RARE Hospitality International,
               Inc. 1 ...................      243,789
      2,600   Raven Industries, Inc. ....       76,700
     12,200   Rayovac Corp. 1 ...........      255,590
      5,400   Raytech Corp. 1 ...........       17,928
      5,700   RC2 Corp. 1 ...............      118,275
     19,300   RCN Corp. 1 ...............       15,440
     16,300   Reckson Associates Realty Corp.  396,090
      4,400   Red Robin Gourmet Burgers 1      133,936
      4,600   Redwood Trust, Inc. .......      233,910
      7,200   Regal-Beloit Corp. ........      158,400
      9,500   Regeneration Technologies,
               Inc. 1 ...................      104,120
     11,400   Regeneron Pharmaceuticals,
               Inc. 1 ...................      167,694
      9,700   Regent Communications, Inc. 1     61,595
     14,300   Register.com, Inc. 1 ......       75,075
      6,600   RehabCare Group, Inc. 1 ...      140,316
      9,450   Reliance Steel & Aluminum Co.    313,835
     19,348   Remec, Inc. 1 .............      162,717
      6,300   Remington Oil & Gas Corp. 1      124,047
      2,900   Renaissance Learning, Inc. 1      69,832
      9,961   Rent-Way, Inc. 1 ..........       81,581
     16,200   Repligen Corp. 1 ..........       70,794
     21,940   Republic Bancorp, Inc. ....      295,971
      1,100   Republic Bancorp, Inc.--
               Class A ..................       21,494
      5,100   Republic Bancshares, Inc. .      160,497
      3,541   Research Frontiers, Inc. 1        32,896
      3,200   Resource America, Inc.--
               Class A ..................       48,000
      2,550   Resource Bankshares Corp. .       80,402
      7,600   Resources Connection, Inc. 1     207,556
      8,700   Restoration Hardware, Inc. 1      41,325
     19,300   Retek, Inc. 1 .............      179,104
        500   Revlon1 ...................        1,120
     10,000   Rewards Network, Inc. 1 ...      106,600
     60,600   RF Micro Devices, Inc. 1 ..      609,030
      3,900   Richardson Electronics Ltd.       47,931
      7,674   Riggs National Corp. ......      126,851
      6,700   Right Management Consultants,
               Inc. 1 ...................      125,022
      1,100   Riviana Foods, Inc. .......       30,129
      7,100   RLI Corp. .................      265,966
      3,200   Robbins & Myers, Inc. .....       60,768
      4,083   Robert Mondavi Corp.--
               Class A 1 ................      158,584
      7,100   Rock-Tenn Co.--Class A ....      122,546
      5,200   Rofin-Sinar Technologies,
               Inc. 1 ...................      179,712
      5,500   Rogers Corp. 1 ............      242,660

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      6,550   Rollins, Inc. ............. $    147,703
     10,860   Roper Industries, Inc. ....      534,964
      2,900   Roto-Rooter, Inc. .........      133,690
     14,600   Roxio, Inc.1,2 ............       69,934
        309   Royal Bancshares of Pennsylvania,
               Inc.--Class A ............        7,880
      6,600   Royal Gold, Inc.2 .........      138,138
      2,100   RPC, Inc. .................       23,079
     16,200   RSA Security, Inc. 1 ......      230,040
      4,800   RTI International Metals,
               Inc. 1 ...................       80,976
     12,100   Ruddick Corp. .............      216,590
      3,800   Rudolph Technologies, Inc. 1      93,252
      2,600   Russ Berrie & Co., Inc. ...       88,140
     10,500   Russell Corp. .............      184,380
     15,950   Ryan's Family Steakhouses,
               Inc. 1 ...................      241,483
      6,888   Ryerson Tull, Inc.--Class A       78,868
     25,900   S Corp. 1 .................      208,495
     10,560   S&T Bancorp, Inc. .........      315,744
      3,400   S.Y. Bancorp, Inc. ........       69,904
     40,500   Safeguard Scientifics, Inc. 1    163,620
      3,400   SafeNet, Inc. 1 ...........      104,618
      1,800   Safety Insurance Group, Inc.      30,798
     11,300   SAFLINK Corp. 1 ...........       30,397
      5,950   SAGA Communications, Inc.--
               Class A 1 ................      110,254
      2,418   Salem Communications Corp. 1      65,576
      7,100   Salix Pharmaceuticals Ltd. 1     160,957
      2,728   Sanchez Computer Associates,
               Inc. 1 ...................       11,321
      2,400   Sanderson Farms, Inc. .....       96,720
      5,800   Sandy Spring Bancorp, Inc.       216,920
      1,210   Santander BanCorp .........       29,464
     28,100   Sapient Corp. 1 ...........      157,360
      2,200   Sauer, Inc. ...............       35,640
      2,500   Saul Centers, Inc. ........       71,675
     22,641   Savient Pharmaceuticals,
               Inc. 1 ...................      104,375
     10,700   Saxon Capital, Inc. 1 .....      224,165
     22,600   SBA Communications Corp. 1        85,428
      6,208   SBS Technologies, Inc. 1 ..       91,320
     24,336   Scansoft, Inc. 1 ..........      129,468
      3,700   ScanSource, Inc. 1 ........      168,794
      1,400   Schawk, Inc. ..............       19,082
      3,500   Schnitzer Steel Industries, Inc.--
               Class A ..................      211,750
      7,200   School Speciality, Inc. 1 .      244,872
     12,200   Schulman, Inc. ............      260,104
      5,000   Schweitzer-Mauduit
               International, Inc. ......      148,900
     16,900   SciClone Pharmaceuticals,
               Inc. 1 ...................      114,582
     16,800   Scientific Games Corp.--
               Class A 1 ................      285,768
     11,062   SCP Pool Corp. 1 ..........      361,506
      6,249   SCS Transportation, Inc. 1       109,857
        100   Seaboard Corp. ............       28,200
      9,300   SeaChange International,
               Inc. 1 ...................      143,220

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      4,760   Seacoast Banking Corp. of
               Florida .................. $     82,634
     10,700   Seacoast Financial Services
               Corp. ....................      293,287
      5,350   Seacor SMIT, Inc. 1 .......      224,861
      5,500   Seattle Genetics, Inc. 1 ..       47,190
      3,600   Second Bancorp, Inc. ......       95,040
     11,537   Secure Computing Corp. 1 ..      206,628
     19,800   Seebeyond Technology Corp. 1      84,942
      8,000   Select Comfort Corp. 1 ....      198,080
     15,400   Select Medical Corp. ......      250,712
     10,400   Selective Insurance Group,
               Inc. .....................      336,544
     13,005   SEMCO Energy, Inc. ........       63,725
      4,500   Semitool, Inc. 1 ..........       48,245
     20,200   Semtech Corp. 1 ...........      459,146
     13,900   Senior Housing Properties
               Trust, REIT ..............      239,497
     16,633   Sensient Technologies .....      328,834
      1,100   Sequa Corp.--Class A 1 ....       53,900
     10,326   SERENA Software, Inc. 1 ...      189,482
      8,800   Serologicals Corp. 1 ......      163,680
      3,600   SFBC International, Inc. 1        95,616
      2,900   Sharper Image Corp. 1 .....       94,685
     19,800   Shaw Group, Inc. 1 ........      269,676
        800   Shenandoah Telecommunications
               Co. ......................       41,008
      3,700   Shoe Carnival, Inc. 1 .....       65,860
     10,990   ShopKo Stores, Inc. 1 .....      167,598
      1,300   Shore Bancshares, Inc. ....       49,517
      7,300   Shuffle Master, Inc. 1 ....      252,726
      7,600   Sierra Health Services, Inc. 1   208,620
     39,920   Sierra Pacific Resources 1,2     293,013
     10,000   Sigma Designs, Inc. 1 .....       75,300
      3,900   Silgan Holdings, Inc. 1 ...      166,101
     47,300   Silicon Graphics, Inc. 1,2        64,801
     26,200   Silicon Image, Inc. 1 .....      189,426
     27,600   Silicon Storage Technology,
               Inc. 1 ...................      303,600
     12,200   Silicon Valley Bancshares 1      440,054
      2,100   Siliconix, Inc. 1 .........       95,970
      4,000   Simmons First National Corp.--
               Class A ..................      111,600
      5,100   SimpleTech, Inc. 1 ........       30,651
      5,600   Simpson Manufacturing Co.,
               Inc. 1 ...................      284,816
     16,918   Sinclair Broadcast Group,
               Inc. 1 ...................      252,417
     10,506   SIPEX Corp. 1 .............       81,001
     30,500   Six Flags, Inc. 1 .........      229,360
      5,900   Sizeler Property Investors,
               Inc., REIT ...............       63,189
        400   SJW Corp. .................       35,700
      8,789   Skechers USA, Inc.--Class A 1     71,630
      1,300   Skyline Corp. .............       45,331
     23,500   SkyWest, Inc. .............      425,820
     52,000   Skyworks Solutions, Inc. 1       452,400
     10,320   SL Green Realty Corp. .....      423,636
      5,500   SM&A 1 ....................       64,350
      2,500   Smart & Final, Inc. 1 .....       25,200
      5,700   Sohu.com, Inc. 1 ..........      171,057

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      9,400   Sola International, Inc. 1  $    176,720
      8,900   Sonic Automotive, Inc. ....      203,988
     14,565   Sonic Corp. 1 .............      445,980
      4,800   Sonic Solutions1 ..........       73,440
     20,200   SonicWALL, Inc. 1 .........      157,560
      5,928   SonoSite, Inc. 1 ..........      127,096
     76,000   Sonus Networks, Inc. 1 ....      574,560
     17,483   Sotheby's Holding, Inc.--
               Class A 1 ................      238,818
      6,000   Sound Federal Bancorp, Inc.       93,540
      8,029   SoundView Technology Group,
               Inc. 1 ...................      124,369
      6,000   Source Interlink Cos., Inc. 1     63,720
      6,383   SOURCECORP, Inc. 1 ........      163,596
     24,422   South Financial Group, Inc.      680,397
      5,500   South Jersey Industries, Inc.    222,750
      3,550   Southern Financial Bancorp.,
               Inc. .....................      152,899
     20,428   Southern Union Co. 1 ......      375,875
      1,355   Southside Bancshares, Inc.        25,068
     12,500   Southwest Bancorp of Texas       485,625
      2,900   Southwest Bancorp, Inc. ...       51,852
     12,112   Southwest Gas Corp. .......      271,914
      4,445   Southwest Water Co. .......       71,342
     13,200   Southwestern Energy Co. 1 .      315,480
      6,200   Sovran Self Storage, Inc. .      230,330
     12,998   Spanish Broadcasting System,
               Inc. 1 ...................      136,479
      8,700   Spartech Corp. ............      214,368
      3,000   Specialty Laboratories, Inc. 1    50,370
      6,300   Spectralink Corp. .........      120,771
      5,554   Speedway Motorsports, Inc.       160,622
     19,643   Spherion Corp. 1 ..........      192,305
      7,880   Spinnaker Exploration Co. 1      254,288
      6,849   Sports Authority, Inc. (The) 1   263,002
      3,700   Sports Resorts International,
               Inc. 1 ...................       18,722
      4,800   SPSS, Inc. 1 ..............       85,824
      2,600   SRA International, Inc.--
               Class A 1 ................      112,060
      3,900   SS&C Technologies, Inc. ...      109,005
     11,100   St. Mary Land & Exploration
               Co. ......................      316,350
      9,400   STAAR Surgical Co.1 .......      105,844
      7,200   Stage Stores, Inc. 1 ......      200,880
     14,900   Stamps.com, Inc. 1 ........       92,380
      3,400   Standard Commercial Corp. .       68,238
      5,461   Standard Microsystems Corp. 1    138,163
      3,600   Standard Motor Products, Inc.     43,740
      3,400   Standard Register Co. .....       57,222
     11,100   Standard-Pacific Corp. ....      538,905
      2,700   Standex International Corp.       75,600
      2,400   Stanley Furniture Co., Inc.       75,600
      3,325   StarTek, Inc. .............      135,627
      3,600   State Auto Financial Corp.        84,204
        820   State Bancorp, Inc. .......       19,893
      2,900   State Financial Services Corp.--
               Class A ..................       77,024
     17,700   Staten Island Bancorp, Inc.      398,250

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      6,375   Steak n Shake Co.1 ........ $    113,794
     16,030   Steel Dynamics, Inc. 1 ....      376,545
      8,996   Stein Mart, Inc. 1 ........       74,127
      1,000   Steinway Musical Instruments,
               Inc. 1 ...................       24,700
      7,600   Stellent, Inc. 1 ..........       74,784
      1,200   Stephan Chemical Co. ......       30,780
      5,570   Sterling Bancorp ..........      158,745
     18,925   Sterling Bancshares, Inc. .      252,270
      4,875   Sterling Financial Corp.--
               Pennsylvania .............      135,281
      6,300   Sterling Financial Corp.--
               Spokane 1 ................      215,649
      4,500   Steven Madden Ltd. 1 ......       91,800
     11,000   Stewart & Stevenson Services,
               Inc. .....................      154,550
     30,700   Stewart Enterprises, Inc.--
               Class A 1 ................      174,376
      6,400   Stewart Information Services
               Corp. ....................      259,520
     14,525   Stillwater Mining Co. 1 ...      139,004
      7,379   Stone Energy Corp. 1 ......      313,239
      3,200   Stoneridge, Inc. 1 ........       48,160
      3,950   Stratasys, Inc. 1 .........      107,677
     26,400   Stratex Networks, Inc. 1 ..      112,200
      1,200   Strattec Security Corp. 1 .       73,092
      4,360   Strayer Education, Inc. ...      474,499
     14,700   Stride Rite Corp. .........      167,286
      8,700   Sturm Ruger & Co., Inc. ...       98,919
      2,900   Suffolk Bancorp ...........      100,137
        800   Summit Bancshares, Inc. ...       22,288
      7,400   Summit Properties, Inc. ...      177,748
      3,300   Sun Bancorp, Inc. 1 .......       87,120
      5,800   Sun Communities, Inc. .....      224,460
      5,325   Sunrise Assisted Living,
               Inc. 1,2 .................      206,291
     20,600   Superconductor Technologies,
               Inc. 1 ...................      114,948
     11,483   SuperGen, Inc. 1,2 ........      126,313
     19,901   Superior Energy Services,
               Inc. 1 ...................      187,069
      8,400   Superior Industries
               International, Inc. ......      365,568
      3,048   Supertex, Inc. 1 ..........       58,217
      9,900   Support.com, Inc. 1 .......      130,185
      5,500   Surewest Communications ...      222,310
      6,600   SurModics, Inc. 1 .........      157,740
     18,000   Susquehanna Bancshares, Inc.     450,180
      8,920   Swift Energy Co. 1 ........      150,302
      6,111   SWS Group, Inc. ...........      108,776
     30,300   Sybase, Inc. 1 ............      623,574
     13,000   Sybron Dental Specialties,
               Inc. 1 ...................      365,300
     56,500   Sycamore Networks, Inc. 1 .      296,060
      8,500   Sykes Enterprises, Inc. 1 .       72,760
     11,900   Sylvan Learning Systems, Inc. 1  342,601
     15,500   Symmetricom, Inc. 1 .......      112,840
      8,070   Symyx Technologies 1 ......      165,839
      8,000   Synaptics, Inc. 1 .........      119,840
      5,100   Synovis Life Technologies,
               Inc. 1 ...................      103,734
      2,800   Synplicity, Inc. 1 ........       21,924
      2,500   Syntel, Inc. ..............       61,775

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
        700   Sypris Solutions, Inc. .... $     11,767
      2,900   Systemax, Inc. 1 ..........       19,314
     14,419   Systems & Computer
               Technology Corp. 1 .......      235,751
     14,400   Take-Two Interactive Software,
               Inc. 1 ...................      414,864
     12,033   TALK America Holdings, Inc. 1    138,620
      5,350   TALX Corp. ................      123,211
      3,200   Tanger Factory Outlet Centers,
               Inc. .....................      130,240
      7,700   Tanox, Inc. 1 .............      114,345
     13,700   Taubman Centers, Inc. .....      282,220
      2,200   Taylor Capital Group, Inc.        58,586
      6,700   TBC Corp. 1 ...............      172,927
     14,200   Techne Corp. 1 ............      536,476
      2,400   Technical Olympic USA, Inc. 1     66,072
     13,600   Technitrol, Inc. 1 ........      282,064
      6,541   Tecumseh Products Co.--Class A   316,781
      1,800   Tejon Ranch Co. 1 .........       73,818
     17,400   Tekelec 1 .................      270,570
     12,122   Teledyne Technologies, Inc. 1    228,500
     13,500   TeleTech Holdings, Inc. 1 .      152,550
     12,900   Telik, Inc. 1 .............      296,829
      2,600   Tennant Co. ...............      112,580
     16,500   Tenneco Automotive, Inc. 1       110,385
     21,600   Terayon Communication
               Systems, Inc. 1 ..........       97,200
     14,868   Terex Corp. 1 .............      423,441
     19,155   Tersoro Petroleum Corp. 1 .      279,088
     17,216   Tetra Tech, Inc. 1 ........      427,990
      6,450   TETRA Technologies, Inc. 1       156,348
      9,247   Texas Industries, Inc. ....      342,139
     10,889   Texas Regional Bancshares, Inc.--
               Class A ..................      402,893
     11,500   Theragenics Corp. 1 .......       62,905
      8,900   Therasense, Inc. 1 ........      180,670
      5,800   TheStreet.com, Inc. 1 .....       23,896
     15,300   Thomas & Betts Corp. ......      350,217
      3,300   Thomas Industries, Inc. ...      114,378
      5,100   Thomas Nelson, Inc. .......       98,583
      6,100   Thor Industries, Inc. .....      342,942
     15,860   Thoratec Laboratories Corp. 1    206,339
     12,697   THQ, Inc. 1 ...............      214,706
      9,700   Three-Five Systems, Inc. 1        50,828
     28,000   TIBCO Software, Inc. 1 ....      189,560
      6,800   Tier Technologies, Inc.--
               Class B 1 ................       55,556
      9,200   TierOne Corp. 1 ...........      211,232
     15,100   Time Warner Telecommunications,
               Inc.--Class A 1 ..........      152,963
     27,900   Titan Corp. 1 .............      608,499
     10,600   TiVo, Inc. 1 ..............       78,440
      5,600   Tollgrade Communications,
               Inc. 1 ...................       98,168
      2,130   Tompkins Trustco, Inc. ....       98,087
     11,244   Too, Inc. 1 ...............      189,799

     SHARES   SECURITY                         VALUE
------------------------------------------------------
     10,996   Topps Co., Inc. ........... $    112,819
      8,600   Toro Co. ..................      399,040
     24,690   Tower Automotive, Inc. 1 ..      168,633
      5,600   Town & Country Trust ......      141,960
     10,000   Tractor Supply Co.1 .......      388,900
      7,400   Tradestation Group, Inc. 1        65,564
      9,300   Trammel Crow Co. 1 ........      123,225
      6,109   Trans World Entertainment
               Corp. 1 ..................       43,496
     11,406   Transaction Systems Architecture,
               Inc.--Class A 1 ..........      258,118
     12,545   Transkaryotic Therapies,
               Inc. 1 ...................      195,827
     38,700   Transmeta Corp. 1 .........      131,580
      3,000   TransMontaigne Oil Co.1 ...       19,350
      5,050   TRC Cos., Inc. 1 ..........      106,353
      9,355   Tredegar Industries, Inc. .      145,283
      3,000   Trex Co., Inc. 1 ..........      113,940
      3,100   Triad Guaranty, Inc. 1 ....      156,085
     12,900   Triarc Cos., Inc.--Class B       139,062
      2,500   TriCo Bancshares ..........       78,900
     11,206   Trimble Navigation Ltd. 1 .      417,311
      4,402   Trimeris, Inc. 1 ..........       92,354
     13,712   Trinity Industries, Inc. ..      422,878
      9,200   Tripath Imaging, Inc. 1 ...       71,760
     46,178   TriQuint Semiconductor, Inc. 1   326,478
      8,100   Triton PCS Holdings, Inc.--
               Class A 1 ................       45,198
      4,400   Triumph Group, Inc. 1 .....      160,160
      8,900   TriZetto Group, Inc. 1 ....       57,405
      3,140   Troy Financial Corp. ......      109,900
      7,600   Trust Co. of New Jersey ...      301,568
     33,683   Trustco Bank Corp. ........      442,931
      6,900   TTM Technologies, Inc. 1 ..      116,472
      5,500   Tuesday Morning Corp. 1 ...      166,375
     16,600   Tularik, Inc. 1 ...........      268,090
     16,790   Tupperware Corp. ..........      291,139
     10,466   Tweeter Home Entertainment
               Group, Inc. 1 ............       98,904
     16,200   Tyler Technologies, Inc. 1       156,006
     25,434   U.S. Oncology, Inc. 1 .....      273,670
      5,300   U.S. Physical Therapy, Inc. 1     83,369
     10,100   U.S. Restaurant Properties,
               Inc. .....................      172,104
      2,422   U.S.B. Holding Co., Inc. ..       46,963
      8,500   U.S.I. Holdings Corp. 1 ...      110,925
     17,236   UCBH Holdings, Inc. .......      671,687
     14,800   UICI1 .....................      196,544
      5,900   UIL Holdings Corp. ........      266,090
      4,200   Ulticom, Inc. 1 ...........       40,530
      7,500   Ultimate Electronics, Inc. 1      57,225
      6,628   Ultratech Stepper, Inc. 1 .      194,664
      6,392   UMB Financial Corp. .......      303,876
     11,791   Umpqua Holdings Corp. .....      245,135
     13,982   Unifi, Inc. 1 .............       90,184
      2,500   UniFirst Corp. ............       59,275

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      1,700   Union Bankshares Corp. .... $     51,850
     10,800   Unisource Energy Corp. ....      266,328
     11,470   Unit Corp. 1 ..............      270,119
      4,800   United Auto Group, Inc. ...      150,240
      1,800   United Capital Corp. 1 ....       37,296
      7,400   United Community Banks, Inc.     243,460
     13,542   United Community Financial
               Corp. ....................      154,514
      1,900   United Fire & Casualty Co.        76,684
      5,000   United Industrial Corp. ...       90,250
      7,893   United National Bancorp ...      282,017
      8,400   United Natural Foods, Inc. 1     301,644
     14,750   United Online, Inc. 1 .....      247,653
      2,400   United PanAm Financial Corp. 1    40,104
     18,000   United Rentals, Inc. 1 ....      346,680
      1,600   United Security Bancshares,
               Inc. .....................       46,320
     11,651   United Stationers, Inc. 1 .      476,759
      6,800   United Surgical Partners
               International, Inc. 1 ....      227,664
      7,828   United Therapeutics Corp. 1      179,653
     10,600   Universal American Financial
               Corp. 1 ..................      105,046
      4,600   Universal Compression
               Holdings, Inc. 1 .........      120,336
     10,068   Universal Corp. ...........      444,704
      6,515   Universal Display Corp. 1 .       89,060
      4,241   Universal Electronics, Inc. 1     54,030
      6,500   Universal Forest Products, Inc.  209,170
      4,600   Universal Health Realty Income
               Trust, REIT ..............      138,460
      8,917   Unizan Financial Corp. ....      180,569
     16,300   UNOVA, Inc. 1 .............      374,085
      8,400   Urban Outfitters, Inc. 1 ..      311,220
      6,200   URS Corp. 1 ...............      155,062
      4,700   Urstadt Biddle Properties--
               Class A ..................       66,505
      3,400   USANA Health Sciences,
               Inc. 1,2 .................      104,040
     33,333   USEC, Inc. ................      279,997
     11,651   USF Corp. .................      398,348
     12,100   USG Corp. 1 ...............      200,497
      9,100   Vail Resorts, Inc. 1 ......      154,700
     19,900   Valence Technology, Inc. 1        76,615
      7,540   Valhi, Inc. ...............      112,798
      5,800   Valmont Industries, Inc. ..      134,270
        400   Value Line, Inc. ..........       19,960
     27,400   ValueClick, Inc. 1 ........      248,792
      6,900   ValueVision International,
               Inc. 1 ...................      115,230
      9,200   Vans, Inc. 1 ..............      104,972
      9,806   Varian Semiconductor Equipment
               Associates, Inc. 1 .......      428,424
     11,928   Varian, Inc. 1 ............      497,755
      9,200   Vastera, Inc. 1 ...........       36,800
     12,700   VCA Antech, Inc. 1 ........      393,446
      9,257   Vector Group Ltd. .........      151,074
      7,600   Veeco Instruments, Inc. 1 .      214,320

     SHARES   SECURITY                         VALUE
------------------------------------------------------
      4,796   Ventana Medical Systems,
               Inc. 1 ................... $    188,962
     27,500   Ventas, Inc. ..............      605,000
      2,900   Verint Systems, Inc. 1 ....       65,424
      8,800   Veritas DGC, Inc. 1 .......       92,224
      8,117   Verity, Inc. 1 ............      135,473
     39,000   Verso Technologies, Inc. 1       124,800
     26,400   Vertex Pharmaceuticals, Inc. 1   270,072
      8,100   ViaSat, Inc. 1 ............      155,034
      9,800   Viasys Healthcare, Inc. 1 .      201,880
      6,374   Vicor Corp. 1 .............       72,727
     18,800   Vicuron Pharmaceuticals,
               Inc. 1 ...................      350,620
     68,700   Vignette Corp. 1 ..........      155,949
     19,790   Vintage Petroleum, Inc. ...      238,074
      6,000   Virage Logic Corp. 1 ......       61,020
      1,000   Virginia Commerce Bancorp,
               Inc. 1 ...................       32,030
      1,900   Virginia Financial Group,
               Inc. .....................       67,488
      4,300   VistaCare, Inc.--Class A 1       151,145
     44,700   Visteon Corp. .............      465,327
     13,000   VISX, Inc. 1 ..............      300,950
      4,800   Vital Images, Inc. 1 ......       85,632
      2,000   Vital Signs, Inc. .........       65,400
     16,700   VitalWorks, Inc. 1 ........       73,814
     72,000   Vitesse Semiconductor Corp. 1    422,640
      6,875   Vitria Technology, Inc. 1 .       48,813
     16,400   VIVUS, Inc. 1 .............       62,156
      1,800   Volt Information Sciences,
               Inc. 1 ...................       40,680
     24,097   W Holding Co., Inc. .......      448,445
      9,600   W-H Energy Services, Inc. 1      155,520
     27,700   W.R. Grace & Co. 1 ........       71,189
      8,700   Wabash National Corp. 1 ...      254,910
     13,071   Wabtec Corp. ..............      222,730
      3,900   Wackenhut Corrections Corp. 1     88,920
     10,800   Walter Industries, Inc. ...      144,180
     14,600   Warnaco Group, Inc. 1 .....      232,870
      1,200   Warwick Valley Telephone Co.      35,508
     10,700   Washington Group
               International, Inc. 1 ....      363,479
     13,800   Washington Real Estate
               Investment Trust .........      402,960
      3,700   Washington Trust Bancorp, Inc.    96,940
      9,500   Waste Connections, Inc. 1 .      358,815
     14,000   WatchGuard Technologies,
               Inc. 1 ...................       81,480
      6,853   Watsco, Inc.--Class A .....      155,769
     12,400   Watson Wyatt and Co.
               Holdings 1 ...............      299,460
      5,580   Watts Industries, Inc.--
               Class A ..................      123,876
     13,880   Wausau-Mosinee Paper Co. ..      187,658
      2,520   Wayne Bancorp, Inc. .......       67,864
     14,595   Waypoint Financial Corp. ..      316,566
      6,500   WCI Communities, Inc. 1 ...      133,965
      6,800   WD-40 Co. .................      240,448
      8,000   WebEx Communications, Inc. 1     160,800
     19,000   webMethods, Inc. 1 ........      173,850

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2003
------------------------------------------------------
     SHARES   SECURITY                         VALUE

      6,500   Websense, Inc. 1 .......... $    190,060
      3,100   Weis Markets, Inc. ........      112,530
     13,700   Wellman, Inc. .............      139,877
      7,700   WesBanco, Inc. ............      213,213
      3,777   WESCO International, Inc. 1       33,426
      3,800   West Bancorp ..............       65,740
      6,800   West Coast Bancorp ........      145,112
      4,900   West Marine, Inc. 1 .......      136,269
      3,136   West Pharmaceutical Services,
               Inc. .....................      106,310
     22,500   Westar Energy, Inc. .......      455,625
      7,180   Westcorp, Inc. ............      262,429
     20,500   Westell Technologies, Inc. 1     129,355
        700   Western Sierra Bancorp 1 ..       32,900
     22,500   Western Wireless Corp.--
               Class A 1 ................      413,100
     11,500   Wet Seal, Inc.--Class A 1 .      113,735
      3,900   WFS Financial, Inc. 1 .....      165,594
     10,800   White Electronic Designs
               Corp. 1 ..................       95,040
      4,400   Whitehall Jewellers, Inc. 1       43,428
     10,589   Wild Oats Market, Inc. 1 ..      136,916
      1,800   William Lyon Homes, Inc. 1       112,986
      5,500   Willow Grove Bancorp, Inc.        97,680
      6,900   Wilson Greatbatch
               Technologies, Inc. 1 .....      291,663
      8,400   Wilsons The Leather Experts,
               Inc. 1 ...................       29,316
     28,700   Wind River Systems, Inc. 1       251,412
      4,047   Winnebago Industries ......      278,231
     10,100   Winston Hotels, Inc. ......      103,020
      8,750   Wintrust Financial Corp. ..      394,625
     11,000   Wireless Facilities, Inc. 1      163,460
      7,300   WMS Industries, Inc. 1 ....      191,260
     13,000   Wolverine World Wide, Inc.       264,940
      2,267   Woodhead Industries, Inc. .       38,312
      3,100   Woodward Governor Co. .....      176,173
      7,800   World Acceptance Corp. 1 ..      155,298
      4,100   World Fuel Services Corp. .      139,195
      2,922   World Wrestling Entertainment,
               Inc. .....................       38,278
      5,900   Wright Medical Group, Inc. 1     179,596
      2,700   WSFS Financial Corp. ......      121,095
      8,100   X-Rite, Inc. ..............       91,692
     10,700   Xicor, Inc. 1 .............      121,338
      1,400   Yadkin Valley Bank and
               Trust Co. ................       23,940
     10,448   Yankee Candle Co., Inc. 1 .      285,544
      4,100   Yardville National Bancorp       105,534
     13,585   Yellow Roadway Corp. 1 ....      491,369
     13,600   York International Corp. ..      500,480
      4,861   Young Broadcasting Corp.--
               Class A 1 ................       97,414
        900   Young Innovations, Inc. ...       32,400

  PRINCIPAL
    AMOUNT/
     SHARES   SECURITY                         VALUE
------------------------------------------------------
     10,300   Zale Corp. 1 .............. $    547,960
      3,500   Zenith National Insurance
               Corp. ....................      113,925
     12,400   Zhone Technologies, Inc. 1        61,256
      3,600   Zoll Medical Corp. 1 ......      127,728
     13,865   Zoran Corp. 1 .............      241,112
      7,222   Zygo Corp. 1 ..............      119,091
      3,700   Zymogenetics, Inc. 1 ......       57,350
                                          ------------
TOTAL COMMON STOCKS
   (Cost $279,135,224) ..................  324,872,404
                                          ------------

              SHORT-TERM INSTRUMENTS--2.64%
              U.S. TREASURY BILLS 4--2.64%
 $1,671,000    0.910%, 01/02/04 ......... $  1,670,958
    997,000    0.890%, 01/08/04 .........      996,840
    817,000    0.900%, 01/15/04 .........      816,729
    645,000    0.940%, 01/22/04 3 .......      644,677
  1,920,000    0.860%, 03/25/04 .........    1,916,056
  2,764,000    0.880%, 04/01/04 .........    2,757,593
                                          ------------
                                             8,802,853
                                          ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $8,803,335) ....................    8,802,853
                                          ------------
              SECURITIES LENDING COLLATERAL--2.15%
              INVESTMENT IN AFFILIATED INVESTMENT
              COMPANIES--2.15%
  7,163,425   Daily Assets Fund
               Institutional 1.06%6
               (Cost $7,163,425) ........    7,163,425
TOTAL INVESTMENTS 7
   (Cost $295,101,984)         102.13%    $340,838,682
LIABILITIES IN EXCESS OF
OTHER ASSETS .................. (2.13)      (7,080,168)
                                          ------------
NET ASSETS ..................  100.00%    $333,758,514
                               ======     ============

--------------------------------------------------------------------------------
1 Non-income producing security for the year ended December 31, 2003.
2 All or a portion of this security was on loan (see Note 1).
3 Held as collateral for futures contracts.
4 Rates shown represent annualized yield at time of purchase, not a coupon rate. 5 Closed end mutual fund.
6 The rate shown is the annualized seven-day yield at year end.
7 Includes $6,924,113 of securities loaned.
REIT--Real Estate Investment Trust


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS
   Investments at value (cost $287,938,559) ...................... $333,675,257
   Investments in affiliated issuers, at value
     (cost $7,163,425) ...........................................    7,163,425
   Cash ..........................................................       72,854
   Receivable for securities sold ................................       62,744
   Receivable for capital shares sold ............................      970,596
   Dividends and interest receivable .............................      314,908
   Other Assets ..................................................        2,109
                                                                   ------------
Total assets .....................................................  342,261,893
                                                                   ------------
LIABILITIES
   Variation margin payable for futures contracts ................       92,299
   Payable upon return of securities loaned ......................    7,163,425
   Payable for capital shares redeemed ...........................    1,062,154
   Advisory fees payable .........................................       23,432
   12b-1 fees payable ............................................        3,433
   Administration fees payable ...................................       22,538
   Custody fees payable ..........................................       54,523
   Accrued expenses and other ....................................       81,575
                                                                   ------------
Total liabilities ................................................    8,503,379
                                                                   ------------
NET ASSETS ....................................................... $333,758,514
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................... $300,466,473
   Undistributed net investment income ...........................    1,535,057
   Accumulated net realized loss on investments and
    futures transactions .........................................  (14,069,089)
   Net unrealized appreciation of investments and
    futures contracts ............................................   45,826,073
                                                                   ------------
NET ASSETS ......................................................  $333,758,514
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 1 ....................................................  $      12.24
                                                                   ============
   Class B 2 ....................................................  $      12.23
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $316,218,495 and 25,843,657 shares outstanding at December 31, 2003 and $0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $17,540,019 and 1,434,729 shares outstanding at December 31, 2003 and $0.001 par value, unlimited number of shares authorized).


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                         FOR THE
                                                                      YEAR ENDED
                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $778) ...............  $ 2,658,823
   Interest ......................................................       55,021
   Securities lending income .....................................       66,014
                                                                    -----------
TOTAL INVESTMENT INCOME ..........................................    2,779,858
                                                                    -----------
EXPENSES
   Advisory fees .................................................      720,674
   Administration and services fees ..............................      192,281
   Custodian fees ................................................      166,315
   Transfer agent fees ...........................................       65,640
   Printing and shareholder reports ..............................       59,083
   Professional fees .............................................       43,350
   12b-1 fees (Class B Shares) ...................................       18,876
   Trustees fees .................................................        8,050
   Insurance .....................................................        2,626
   Miscellaneous .................................................          590
                                                                    -----------
TOTAL EXPENSES ...................................................    1,277,485
   Less: fee waivers .............................................     (350,904)
                                                                    -----------
NET EXPENSES .....................................................      926,581
                                                                    -----------
NET INVESTMENT INCOME ............................................    1,853,277
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions .....................................   (7,430,494)
     Futures transactions ........................................    1,422,523
   Net change in unrealized appreciation/depreciation of
     investments and futures contracts ...........................   83,449,784
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
     FUTURES CONTRACTS ...........................................   77,441,813
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................  $79,295,090
                                                                    ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                                   2003                     2002
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................................   $  1,853,277              $  1,706,021
   Net realized loss from investment and
     futures transactions ..............................................     (6,007,971)               (4,477,782)
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts ..............................     83,449,784               (35,517,739)
                                                                           ------------              ------------
   Net increase (decrease) in net assets from operations ...............     79,295,090               (38,289,500)
                                                                           ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A Shares ....................................................     (1,488,587)               (1,121,448)
     Class B Shares ....................................................        (26,556)                  (18,422)
   Net realized gain on investment and futures transactions:
     Class A Shares ....................................................             --                   (84,253)
     Class B Shares ....................................................             --                    (1,765)
                                                                           ------------              ------------
Total distributions ....................................................     (1,515,143)               (1,225,888)
                                                                           ------------              ------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ..........................     97,560,900                31,443,771
   Net increase resulting from Class B Shares ..........................     12,403,741                 2,343,495
                                                                           ------------              ------------
Net increase in net assets from capital share transactions .............    109,964,641                33,787,266
                                                                           ------------              ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................    187,744,588                (5,728,122)
                                                                           ------------              ------------
NET ASSETS
   Beginning of year ...................................................    146,013,926               151,742,048
                                                                           ------------              ------------
   End of year (including undistributed net investment income
     of $1,535,057 and $1,509,541, respectively) .......................   $333,758,514              $146,013,926
                                                                           ============              ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES
                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                          2003          2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................   $   8.45      $  10.73     $  11.10     $  11.61      $ 10.06
                                                      --------      --------     --------     --------      -------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income 1 ........................       0.09          0.10         0.06         0.10         0.09
   Net realized and unrealized gain (loss) on
     investments and futures transactions .........       3.79         (2.31)        0.16        (0.55)        1.92
                                                      --------      --------     --------     --------      -------
Total from investment operations ..................       3.88         (2.21)        0.22        (0.45)        2.01
                                                      --------      --------     --------     --------      -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................      (0.09)        (0.06)       (0.06)       --           (0.12)
   Net realized gain from investment and
     futures transactions .........................         --         (0.01)       (0.53)       (0.06)       (0.34)
                                                      --------      --------     --------     --------      -------
Total distributions ...............................      (0.09)        (0.07)       (0.59)       (0.06)       (0.46)
                                                      --------      --------     --------     --------      -------
NET ASSET VALUE, END OF YEAR ......................   $  12.24      $   8.45     $  10.73     $  11.10      $ 11.61
                                                      ========      ========     ========     ========      =======
TOTAL INVESTMENT RETURN 2 .........................      46.42%       (20.58)%       2.07%       (3.87)%      20.16%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...............................   $316,218      $143,847     $151,742     $104,095      $55,559
   Ratios to average net assets:
     Net investment income ........................       0.91%         1.09%        1.07%        1.13%        1.14%
     Expenses after waivers
        and/or reimbursements .....................       0.45%         0.45%        0.45%        0.45%        0.45%
     Expenses before waivers
        and/or reimbursements .....................       0.61%         0.61%        0.63%        0.69%        1.18%
   Portfolio turnover rate ........................         28%           40%          44%          51%          68%

--------------------------------------------------------------------------------
1 Calculated based on average shares.
2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                                  FOR THE PERIOD
                                                    FOR THE    APRIL 30, 2002 1
                                                 YEAR ENDED             THROUGH
                                          DECEMBER 31, 2003   DECEMBER 31, 2002
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ............   $  8.44            $11.23
                                                    -------            ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 2 ......................      0.07              0.06
   Net realized and unrealized gain (loss) on
     investments and futures transactions .......      3.80             (2.79)
                                                    -------            ------
Total from investment operations ................      3.87             (2.73)
                                                    -------            ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................     (0.08)            (0.05)
   Net realized gain on investment and
     futures transactions .......................        --             (0.01)
                                                    -------            ------
Total distributions .............................     (0.08)            (0.06)
                                                    -------            ------
NET ASSET VALUE, END OF PERIOD ..................   $ 12.23            $ 8.44
                                                    =======            ======
TOTAL INVESTMENT RETURN 3 .......................     46.05%           (24.34)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .....   $17,540            $2,167
   Ratios to average net assets:
     Net investment income ......................      0.66%             1.11% 4
     Expenses after waivers and/or
       reimbursements ...........................      0.70%             0.70% 4
     Expenses before waivers and/or
       reimbursements ...........................      0.87%             0.88% 4
   Portfolio turnover rate ......................        28%               40%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived, the total return would have been lower.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Small Cap Index Fund (the 'Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B Shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2003, $7,163,425 of cash collateral was invested in the Daily Assets Fund Institutional.

H. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor' or 'DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

On January 31, 2003, Deutsche Bank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investment, N.A. ('NTI'), an indirect subsidiary of Northern Trust
Corporation. Under this agreement, Deutsche Asset Management Inc. ('DeAM') remained as investment Advisor to the Fund until the Board and shareholder approval of NTI as sub-advisor to the Fund. Effective April 30, 2003, NTI serves as sub-advisor to the Fund and is paid by the Advisor for its services.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of average daily net assets for Class A Shares and 0.70% of average daily net assets for Class B shares until April 30, 2005.

Prior to July 21, 2003, Deutsche Bank Trust Company Americas, Inc. ('DBT Co.'), an affiliate of the Advisor, was the Fund's custodian. Furthermore, prior to November 24, 2003 DBTCo., an affiliate of the Advisor was the Fund's security lending agent.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

Effective July 21, 2003, State Street Bank and Trust Co. ('Custodian'), is the Fund's Custodian. The Fund pays the Custodian an annual fee.

The Fund pays the Distributor (PFPC Distributors, Inc.) an annual fee, pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of up to 0.25% of the Class B Shares average daily net assets.

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 4--CAPITAL SHARE TRANSACTIONS Transactions in capital shares were as follows:

                                                                 Class A Shares
                 --------------------------------------------------------------
                          For the Year Ended                 For the Year Ended
                           December 31, 2003                  December 31, 2002
                 ---------------------------     ------------------------------
                     Shares           Amount           Shares            Amount
                 ----------    -------------      -----------     -------------
Sold             18,082,233     $182,226,405       19,190,646     $ 188,561,139
Reinvested          171,892        1,488,587          142,348         1,205,701
Redeemed         (9,439,085)     (86,154,092)     (16,447,587)     (158,323,069)
                 ----------     ------------      -----------     -------------
Net increase      8,815,040     $ 97,560,900        2,885,407     $  31,443,771
                 ==========     ============      ===========     =============


                                                                 Class B Shares
                 --------------------------------------------------------------
                          For the Year Ended                 For the Year Ended
                           December 31, 2003                  December 31, 2002
                 ---------------------------     ------------------------------
                     Shares           Amount           Shares            Amount
                 ----------    -------------      -----------     -------------
Sold              1,741,080     $ 18,140,402          789,983       $ 6,953,582
Reinvested            3,069           26,607            2,377            20,135
Redeemed           (566,181)      (5,763,268)        (535,599)       (4,630,222)
                 ----------     ------------      -----------       -----------
Net increase      1,177,968     $ 12,403,741          256,761       $ 2,343,495
                 ==========     ============      ===========       ===========

--------------------------------------------------------------------------------
1 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term obligations, for the year ended December 31, 2003, were $165,247,393 and $56,164,934, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2003, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, and reclassification of REIT dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed        Undistributed
Net Investment         Net Realized             Paid-in
        Income            Gain/Loss             Capital
--------------        -------------             -------
     $(312,618)            $312,618                  --

For federal income tax purposes, the tax basis of investments held at December 31, 2003 was $301,379,563. The net unrealized appreciation for all securities based on tax cost was $39,459,119. The aggregate gross unrealized appreciation for all investments at December 31, 2003 was $53,615,984 and the aggregate gross unrealized depreciation for all investments was $14,156,865. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the year ended December 31, 2003 and 2002 were characterized as follows for tax purposes:

Distributions paid from:           2003            2002
---------------------------        ----            ----
Ordinary income              $1,515,143         $1,141,647
Net long-term capital gains          --             84,241

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $ 1,579,590
Accumulated capital loss                   $(7,746,668)
Unrealized appreciation/(depreciation)     $39,459,119

At December 31, 2003, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains of $7,746,668 of which $3,693,995 expires in 2010 and $4,052,673 expires in 2011.

NOTE 7--LINE OF CREDIT
Effective April 11, 2003, the Fund entered into a new revolving credit facility with JP Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving line of credit facility covers the funds and portfolios advised or administered by the Advisor or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under its agreement.

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Prior to April 11, 2003, the Fund participated with other affiliated entities in an unsecured revolving line of credit facility with a syndicate of banks in the amount of $200,000,000.

There were no significant borrowings during the year ended December 31, 2003.

NOTE 8--FUTURES CONTRACTS
The Fund had the following open contracts at December 31, 2003:

Type of                                                Market        Unrealized
Future       Expiration    Contracts    Position        Value      Appreciation
------       ----------    ---------  ----------        -----      ------------
Russell 2000      March
  Index Future     2004          31        Long    $8,636,600           $89,375

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2003, the Fund pledged securities with a value of $644,677 to cover margin requirements on open futures contracts.

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Scudder Investments VIT Funds--
Scudder VIT Small Cap Index Fund



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Scudder VIT Small Cap Index Fund as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder VIT Small Cap Index Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



[ERNST & YOUNG SIGNATURE OMITTED]

Philadelphia, Pennsylvania
February 6, 2004



--------------------------------------------------------------------------------
                                       35

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee of the Fund. The first section of the table lists information for each Trustee who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (an 'Interested Trustee') follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.


NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt                    Chairman, Diligence LLC (international information-collection and                         68
2/3/47                             risk-management firm) (September 2000 to present); Chairman, IEP Advisors, Inc.
Trustee since 2002                 (July 1998 to present); Chairman of the Board, Weirton Steel Corporation 3
                                   (April 1996 to present); Member of the Board, Hollinger International, Inc. 3
                                   (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies)
                                   (September 1995 to present); and Member, Textron Inc.3 International Advisory
                                   Council (July 1996 to present). Formerly, Partner, McKinsey & Company
                                   (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction
                                   Talks (START) with former Soviet Union and US Ambassador to the Federal Republic
                                   of Germany (1985-1991); Member of the Board, Homestake Mining 3 (mining and exploration) (1998-February 2001), Archer Daniels Midland Company 3 (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).

------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                     Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid                66
3/28/30                            Market Neutral Funds (since May 1998) (registered investment companies); Retired
Trustee since 2002                 (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                                   Director, Vintners International Company Inc. (wine vintner) (June 1989-May
                                   1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust
                                   Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General
                                   Partner, Pemco (investment company) (June 1979-June 1986).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Gruber                   Nomura Professor of Finance, Leonard N. Stern School of Business, New York                66
7/15/37                            University (since September 1964); Trustee, CREF (pension fund) (since January
Trustee since 2002                 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital
                                   Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000)
                                   (registered investment companies). Formerly, Trustee, TIAA (pension fund)
                                   (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January
                                   1985-January 2001).

------------------------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                 Private Equity Investor (January 1997 to present); Corvis Corporation 3 (optical          66
5/27/37                            networking equipment) (July 2000 to present), Brown Investment Advisory & Trust
Trustee since 2000                 Company (investment advisor) (February 2001 to present), The Nevis Fund
                                   (registered investment company) (July 1999 to present), and ISI Family of Funds
                                   (registered investment companies) (March 1998 to present). Formerly Director,
                                   Soundview Technology Group Inc. (investment banking) (July 1998-January 2004)
                                   and Director, Circon Corp.3 (medical instruments) (November 1998-January 1999);
                                   President and Chief Executive Officer, The National Association of Securities
                                   Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating
                                   Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                                   (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank
                                   Securities Inc.) (1976-1985).

------------------------------------------------------------------------------------------------------------------------------------
Richard J. Herring                 Jacob Safra Professor of International Banking and Professor, Finance                     66
2/18/46                            Department, The Wharton School, University of Pennsylvania (since July 1972);
Trustee since 2002                 Director, Lauder Institute of International Management Studies (since July
                                   2000); Co-Director, Wharton Financial Institutions Center (since July 2000).
                                   Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June
                                   2000).

------------------------------------------------------------------------------------------------------------------------------------
Graham E. Jones                    Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995);            66
1/31/33                            Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and
Trustee since 2002                 Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since
                                   1998).

------------------------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                   President and Chief Executive Officer, The Pew Charitable Trusts (charitable              66
4/10/51                            foundation) (1994 to present); Executive Vice President, The Glenmede Trust
Trustee since 2002                 Company (investment trust and wealth management) (1983 to present).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                                                   NUMBER OF
POSITION WITH THE                                                                                                      FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS                                               FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                                                             OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.               Principal, Philip Saunders Associates (economic and financial consulting) (since          66
10/11/35                           November 1988). Formerly, Director, Financial Industry Consulting, Wolf &
Trustee since 2002                 Company (consulting) (1987-1988); President, John Hancock Home Mortgage
                                   Corporation (1984-1986); Senior Vice President of Treasury and Financial
                                   Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).

------------------------------------------------------------------------------------------------------------------------------------
William N. Searcy                  Private Investor since October 2003. Trustee of 18 open-end mutual funds managed          66
9/03/46                            by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings
Trustee since 2002                 Trust Officer, Sprint Corporation 3 (telecommunications).

------------------------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to            69
1/29/40                            present). Formerly, President and Trustee, Trust for Investment Managers
Trustee since 2002                 (registered investment company) (April 1999-June 2002); President, Investment
                                   Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer
                                   and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice
                                   President, Professionally Managed Portfolios (May 1991-January 2002) and
                                   Advisors Series Trust (October 1996-January 2002) (registered investment companies).

                                   * Inception date of the corporation which was the predecessor to the L.L.C.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Hale 4                  Managing Director, Deutsche Investment Management Americas Inc. (2003-present);           201
7/17/45                            Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex.
Chairman since 2002 and            Brown Inc.) and Deutsche Asset Management (1999 to present); Director and
Trustee since 2002                 President, Investment Company Capital Corp. (registered investment advisor)
                                   (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present),
                                   CABEI Fund (2000 to present), North American Income Fund (2000 to present)
                                   (registered investment companies); Director, Scudder Global Opportunities Fund
                                   (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates);
                                   President, Montgomery Street Income Securities, Inc. (2002 to present)
                                   (registered investment companies); Vice President, Deutsche Asset Management,
                                   Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies;4 funds overseen) (1992-1999).

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                    DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Hale 4                  See information presented under Interested Trustee.
7/17/45
Chief Executive Officer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Brenda Lyons 5                     Managing Director, Deutsche Asset Management.
2/21/63
President since 2003

------------------------------------------------------------------------------------------------------------------------------------
John Millette 5                    Director, Deutsche Asset Management.
8/23/62
Secretary since 2003

------------------------------------------------------------------------------------------------------------------------------------
Kenneth Murphy 5                   Vice President, Deutsche Asset Management (September 2000-present); Vice
10/13/63                           President, Scudder Distributors, Inc. (December 2002-present). Formerly,
Vice President and Anti-Money      Director, John Hancock Signature Services (1992-2000).
Laundering Compliance
Officer since 2002

------------------------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum                 Director, Deutsche Asset Management.
9/14/60
Vice President since 2003
Assistant Secretary since 2002

------------------------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo 5                 Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice
8/5/57                             President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank
Treasurer since 2002               Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now
                                   PricewaterhouseCoopers LLP) (1993-1998).

------------------------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone 5              Director, Deutsche Asset Management.
11/03/65
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Lucinda H. Stebbins 5              Director, Deutsche Asset Management.
11/19/45
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo 5        Director, Deutsche Asset Management.
1/25/57
Assistant Treasurer since 2003

------------------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                   Managing Director, Deutsche Asset Management (2002-present) and Director,
3/27/54                            Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset
Assistant Secretary since 2003     Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche
                                   Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States
                                   Securities and Exchange Commission (1993-1998).

------------------------------------------------------------------------------------------------------------------------------------
Caroline Pearson 5                 Managing Director, Deutsche Asset Management.
4/01/62
Assistant Secretary since 2002

------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Director or Officer first began serving in that position with the Scudder Investments VIT Funds of which this fund is a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Director who is an 'interested person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited)

DECEMBER 31, 2003

DIVIDENDS RECEIVED DEDUCTION: Of the ordinary income (including short-term capital gain) distributions made by the Scudder VIT Small Cap Index Fund during the fiscal year ended December 31, 2003, 82.78% qualify for the dividend received deduction available to corporate shareholders.





--------------------------------------------------------------------------------
                                       40

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.




Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

[LOGO OMITTED]
SCUDDER
INVESTMENTS




This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT4AR (12/31/03) MARS#24743
[RECYCLE LOGO OMITTED]     Printed on recycled paper

ITEM 2. CODE OF ETHICS.

                  As of the end of the period, December 31, 2003, Scudder VIT Small Cap Index Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                  The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S. Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

                  An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                          SCUDDER SMALL CAP INDEX FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP ("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

-----------------------------------------------------------------------------------------------
   Fiscal Year                                                                      All
      Ended      Audit Fees Billed     Audit-Related     Tax Fees Billed to  Other Fees Billed
   December 31        to Fund       Fees Billed to Fund         Fund              to Fund
-----------------------------------------------------------------------------------------------
2003                $32,950                $0                 $1,817                $0
---------------------------------------------------------------------------------------------
2002                $31,283                $0                 $1,717                $0
---------------------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           SERVICES THAT THE FUND'S AUDITOR BILLED TO THE ADVISER AND
                        AFFILIATED FUND SERVICE PROVIDERS

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                         Audit-Related        Tax Fees              All
                         Fees Billed to       Billed to      Other Fees Billed
   Fiscal Year            Adviser and        Adviser and       to Adviser and
       Ended            Affiliated Fund    Affiliated Fund    Affiliated Fund
    December 31        Service Providers  Service Providers  Service Providers
--------------------------------------------------------------------------------
2003                        $112,900             $0                  $0
--------------------------------------------------------------------------------
2002                        $212,800             $0                  $0
--------------------------------------------------------------------------------


The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that E&Y billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

-------------------------------------------------------------------------------------------------
                                  Total Non-Audit Fees
                                 billed to Adviser and
                                    Affiliated Fund
                                   Service Providers     Total Non-Audit Fees
                                 (engagements related     billed to Adviser
                                   directly to the       and Affiliated Fund
                    Total           operations and        Service Providers
  Fiscal Year   Non-Audit Fees   financial reporting          (all other
     Ended      Billed to Fund      of the Fund)             engagements)      Total of (A), (B)
  December 31     (A)                 (B)                         (C)               and (C)
-------------------------------------------------------------------------------------------------
2003                $1,817                 $0                 $3,742,000             $3,743,817
-------------------------------------------------------------------------------------------------
2002                $1,717                 $0                   $963,492               $965,209
-------------------------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.



(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (f) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Small Cap Index Fund


By:                                 /s/ Richard T. Hale
                                    -----------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Small Cap Index Fund

By:                                 /s/ Richard T. Hale
                                    -----------------------------

                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    -----------------------------


By:                                 /s/ Charles A. Rizzo
                                    -----------------------------

                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    -----------------------------